SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2024

Ultra Short Duration Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES — 38.3%
Automotive — 22.8%

Ally Auto Receivables Trust, Ser 2023-1, Cl A2
5.760%, 11/15/2026	$441	$442
American Credit Acceptance Receivables Trust, Ser 2023-1, Cl A
5.450%, 09/14/2026 (A)	41	41
American Credit Acceptance Receivables Trust, Ser 2023-2, Cl A
5.890%, 10/13/2026 (A)	49	49
American Credit Acceptance Receivables Trust, Ser 2023-3, Cl A
6.000%, 03/12/2027 (A)	100	100
AmeriCredit Automobile Receivables Trust, Ser 2020-2, Cl C
1.480%, 02/18/2026	321	318
AmeriCredit Automobile Receivables Trust, Ser 2020-3, Cl D
1.490%, 09/18/2026	500	479
AmeriCredit Automobile Receivables Trust, Ser 2021-2, Cl C
1.010%, 01/19/2027	492	464
Americredit Automobile Receivables Trust, Ser 2023-1, Cl A2A
5.840%, 10/19/2026	228	228
ARI Fleet Lease Trust, Ser 2023-B, Cl A2
6.050%, 07/15/2032 (A)	110	110
ARI Fleet Lease Trust, Ser 2024-A, Cl A2
5.300%, 11/15/2032 (A)	135	134
Avis Budget Rental Car Funding AESOP LLC, Ser 2019-3A, Cl A
2.360%, 03/20/2026 (A)	385	376
Avis Budget Rental Car Funding AESOP LLC, Ser 2022-3A, Cl A
4.620%, 02/20/2027 (A)	615	602
Bank of America Auto Trust, Ser 2023-1A, Cl A2
5.830%, 05/15/2026 (A)	210	210
Bank of America Auto Trust, Ser 2023-2A, Cl A2
5.850%, 08/17/2026 (A)	220	220
Bayview Opportunity Master Fund VII Trust, Ser 2024-CAR1F, Cl A
6.971%, 07/29/2032 (A)	441	441
Bridgecrest Lending Auto Securitization Trust, Ser 2023-1, Cl A2
6.340%, 07/15/2026	124	124
Bridgecrest Lending Auto Securitization Trust, Ser 2023-1, Cl A3
6.510%, 11/15/2027	1,180	1,188

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Bridgecrest Lending Auto Securitization Trust, Ser 2024-1, Cl A2
5.820%, 09/15/2026	$180	$180
Bridgecrest Lending Auto Securitization Trust, Ser 2024-1, Cl A3
5.530%, 01/18/2028	1,060	1,058
Capital One Prime Auto Receivables Trust, Ser 2023-1, Cl A2
5.200%, 05/15/2026	141	141
Carmax Auto Owner Trust, Ser 2021-1, Cl A3
0.340%, 12/15/2025	126	124
Carmax Auto Owner Trust, Ser 2021-2, Cl A3
0.520%, 02/17/2026	152	149
CarMax Auto Owner Trust, Ser 2022-1, Cl A3
1.470%, 12/15/2026	1,110	1,079
CarMax Auto Owner Trust, Ser 2023-1, Cl A2A
5.230%, 01/15/2026	195	195
CarMax Auto Owner Trust, Ser 2023-1, Cl A3
4.750%, 10/15/2027	300	297
Carmax Auto Owner Trust, Ser 2023-2, Cl A2A
5.500%, 06/15/2026	560	560
Carmax Auto Owner Trust, Ser 2023-3, Cl A2A
5.720%, 11/16/2026	669	669
CarMax Auto Owner Trust, Ser 2023-4, Cl A2A
6.080%, 12/15/2026	400	401
CarMax Auto Owner Trust, Ser 2024-1, Cl A2A
5.300%, 03/15/2027	555	553
CarMax Auto Owner Trust, Ser 2024-2, Cl A2A
5.650%, 05/17/2027	205	205
Carvana Auto Receivables Trust, Ser 2021-N1, Cl A
0.700%, 01/10/2028	304	291
Carvana Auto Receivables Trust, Ser 2021-N2, Cl B
0.750%, 03/10/2028	47	44
Carvana Auto Receivables Trust, Ser 2021-N3, Cl B
0.660%, 06/12/2028	117	109
Carvana Auto Receivables Trust, Ser 2023-N3, Cl A
6.410%, 09/10/2027 (A)	169	170
Carvana Auto Receivables Trust, Ser 2023-P3, Cl A2
6.090%, 11/10/2026 (A)	67	67
Carvana Auto Receivables Trust, Ser 2023-P4, Cl A2
6.230%, 01/11/2027 (A)	308	309

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2024

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Carvana Auto Receivables Trust, Ser 2023-P5, Cl A2
5.770%, 04/12/2027 (A)	$123	$123
Carvana Auto Receivables Trust, Ser 2024-N1, Cl A2
5.760%, 04/12/2027 (A)	249	249
Carvana Auto Receivables Trust, Ser 2024-P1, Cl A2
5.500%, 08/10/2027 (A)	125	125
Chesapeake Funding II LLC, Ser 2021-1A, Cl A2
5.675%, SOFR30A + 0.344%, 04/15/2033 (A)(B)	53	52
Chesapeake Funding II LLC, Ser 2023-1A, Cl A1
5.650%, 05/15/2035 (A)	305	304
Citizens Auto Receivables Trust, Ser 2023-1, Cl A2A
6.130%, 07/15/2026 (A)	438	439
Citizens Auto Receivables Trust, Ser 2023-2, Cl A2A
6.090%, 10/15/2026 (A)	378	379
Citizens Auto Receivables Trust, Ser 2024-1, Cl A2A
5.430%, 10/15/2026 (A)	310	309
CPS Auto Receivables Trust, Ser 2023-A, Cl A
5.540%, 03/16/2026 (A)	94	94
CPS Auto Receivables Trust, Ser 2023-B, Cl A
5.910%, 08/16/2027 (A)	152	152
CPS Auto Receivables Trust, Ser 2023-C, Cl A
6.130%, 09/15/2026 (A)	67	67
CPS Auto Receivables Trust, Ser 2023-D, Cl A
6.400%, 06/15/2027 (A)	204	204
CPS Auto Receivables Trust, Ser 2024-A, Cl A
5.710%, 09/15/2027 (A)	108	108
Credit Acceptance Auto Loan Trust, Ser 2021-3A, Cl A
1.000%, 05/15/2030 (A)	37	37
Donlen Fleet Lease Funding 2 LLC, Ser 2021-2, Cl A2
0.560%, 12/11/2034 (A)	17	17
DT Auto Owner Trust, Ser 2023-1A, Cl A
5.480%, 04/15/2027 (A)	168	168
DT Auto Owner Trust, Ser 2023-2A, Cl A
5.880%, 04/15/2027 (A)	169	169
DT Auto Owner Trust, Ser 2023-3A, Cl A
6.290%, 08/16/2027 (A)	182	182

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Enterprise Fleet Financing LLC, Ser 2021-2, Cl A2
0.480%, 05/20/2027 (A)	$42	$42
Enterprise Fleet Financing LLC, Ser 2022-2, Cl A2
4.650%, 05/21/2029 (A)	350	347
Enterprise Fleet Financing LLC, Ser 2022-3, Cl A2
4.380%, 07/20/2029 (A)	51	50
Enterprise Fleet Financing LLC, Ser 2022-4, Cl A2
5.760%, 10/22/2029 (A)	206	206
Enterprise Fleet Financing LLC, Ser 2023-1, Cl A2
5.510%, 01/22/2029 (A)	175	175
Enterprise Fleet Financing LLC, Ser 2023-2, Cl A2
5.560%, 04/22/2030 (A)	377	376
Enterprise Fleet Financing LLC, Ser 2023-3, Cl A2
6.400%, 03/20/2030 (A)	905	914
Enterprise Fleet Financing LLC, Ser 2024-1, Cl A2
5.230%, 03/20/2030 (A)	245	243
Enterprise Fleet Financing LLC, Ser 2024-2, Cl A2
5.740%, 12/20/2026 (A)	180	180
Enterprise Fleet Funding LLC, Ser 2021-1, Cl A2
0.440%, 12/21/2026 (A)	3	3
Exeter Automobile Receivables Trust, Ser 2023-2A, Cl A3
5.600%, 08/17/2026	170	170
Exeter Automobile Receivables Trust, Ser 2023-4A, Cl A2
6.070%, 12/15/2025	61	61
Exeter Automobile Receivables Trust, Ser 2024-2A, Cl A2
5.700%, 05/15/2026	240	240
FHF Trust, Ser 2021-2A, Cl A
0.830%, 12/15/2026 (A)	48	47
FHF Trust, Ser 2022-1A, Cl A
4.430%, 01/18/2028 (A)	150	148
Fifth Third Auto Trust, Ser 2023-1, Cl A2A
5.800%, 11/16/2026	410	411
First Investors Auto Owner Trust, Ser 2022-1A, Cl A
2.030%, 01/15/2027 (A)	475	469
First Investors Auto Owner Trust, Ser 2023-1A, Cl A
6.440%, 10/16/2028 (A)	413	415
Flagship Credit Auto Trust, Ser 2021-2, Cl B
0.930%, 06/15/2027 (A)	91	90

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2024

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Flagship Credit Auto Trust, Ser 2021-3, Cl A
0.360%, 07/15/2027 (A)	$12	$12
Flagship Credit Auto Trust, Ser 2023-2, Cl A2
5.760%, 04/15/2027 (A)	174	174
Flagship Credit Auto Trust, Ser 2023-3, Cl A2
5.890%, 07/15/2027 (A)	234	234
Ford Credit Auto Lease Trust, Ser 2024-A, Cl A2A
5.240%, 07/15/2026	310	309
Ford Credit Auto Owner Trust, Ser 2018-1, Cl A
3.190%, 07/15/2031 (A)	480	472
Ford Credit Auto Owner Trust, Ser 2020-1, Cl A
2.040%, 08/15/2031 (A)	1,400	1,361
Foursight Capital Automobile Receivables Trust, Ser 2023-1, Cl A2
5.430%, 10/15/2026 (A)	110	110
Foursight Capital Automobile Receivables Trust, Ser 2023-2, Cl A2
5.990%, 05/15/2028 (A)	283	283
GECU Auto Receivables Trust, Ser 2023-1A, Cl A2
5.950%, 03/15/2027 (A)	833	834
GLS Auto Receivables Issuer Trust, Ser 2022-3A, Cl A2
4.590%, 05/15/2026 (A)	21	21
GLS Auto Receivables Issuer Trust, Ser 2023-1A, Cl A2
5.980%, 08/17/2026 (A)	128	128
GLS Auto Receivables Issuer Trust, Ser 2024-1A, Cl A3
5.400%, 09/15/2027 (A)	930	925
GLS Auto Select Receivables Trust, Ser 2023-2A, Cl A2
6.370%, 06/15/2028 (A)	271	272
GM Financial Automobile Leasing Trust, Ser 2023-1, Cl A2A
5.270%, 06/20/2025	51	51
GM Financial Automobile Leasing Trust, Ser 2023-2, Cl A2A
5.440%, 10/20/2025	292	291
GM Financial Automobile Leasing Trust, Ser 2023-3, Cl A2A
5.580%, 01/20/2026	236	236
GM Financial Consumer Automobile Receivables Trust, Ser 2023-1, Cl A3
4.660%, 02/16/2028	525	519
GM Financial Consumer Automobile Receivables Trust, Ser 2023-3, Cl A2A
5.740%, 09/16/2026	206	206

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
GTE Auto Receivables Trust, Ser 2023-1, Cl A2
5.650%, 08/17/2026 (A)	$629	$629
Harley-Davidson Motorcycle Trust, Ser 2023-A, Cl A2A
5.320%, 06/15/2026	312	312
Honda Auto Receivables Owner Trust, Ser 2023-2, Cl A2
5.410%, 04/15/2026	327	326
Huntington Auto Trust, Ser 2024-1A, Cl A2
5.500%, 03/15/2027 (A)	805	804
Hyundai Auto Lease Securitization Trust, Ser 2023-A, Cl A2A
5.200%, 04/15/2025 (A)	68	68
Hyundai Auto Lease Securitization Trust, Ser 2023-A, Cl A3
5.050%, 01/15/2026 (A)	260	259
Hyundai Auto Lease Securitization Trust, Ser 2023-C, Cl A2A
5.850%, 03/16/2026 (A)	714	715
Hyundai Auto Receivables Trust, Ser 2023-B, Cl A2A
5.770%, 05/15/2026	344	344
LAD Auto Receivables Trust, Ser 2021-1A, Cl A
1.300%, 08/17/2026 (A)	45	44
LAD Auto Receivables Trust, Ser 2022-1A, Cl A
5.210%, 06/15/2027 (A)	101	100
LAD Auto Receivables Trust, Ser 2023-3A, Cl A2
6.090%, 06/15/2026 (A)	185	186
LAD Auto Receivables Trust, Ser 2024-1A, Cl A2
5.440%, 11/16/2026 (A)	745	743
Lendbuzz Securitization Trust, Ser 2021-1A, Cl A
1.460%, 06/15/2026 (A)	125	122
Lendbuzz Securitization Trust, Ser 2023-3A, Cl A2
7.500%, 12/15/2028 (A)	297	300
Mercedes-Benz Auto Receivables Trust, Ser 2023-1, Cl A2
5.090%, 01/15/2026	–	–
NextGear Floorplan Master Owner Trust, Ser 2022-1A, Cl A2
2.800%, 03/15/2027 (A)	175	170
Nissan Auto Lease Trust, Ser 2023-A, Cl A2A
5.100%, 03/17/2025	–	–
Nissan Auto Lease Trust, Ser 2023-B, Cl A2A
5.740%, 08/15/2025	131	131
Nissan Auto Lease Trust, Ser 2024-A, Cl A2A
5.110%, 10/15/2026	495	492

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2024

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Nissan Auto Receivables Owner Trust, Ser 2023-A, Cl A2A
5.340%, 02/17/2026	$156	$156
OCCU Auto Receivables Trust, Ser 2023-1A, Cl A2
6.230%, 04/15/2027 (A)	521	522
OneMain Direct Auto Receivables Trust, Ser 2019-1A, Cl A
3.630%, 09/14/2027 (A)	294	290
Prestige Auto Receivables Trust, Ser 2023-1A, Cl B
5.550%, 04/15/2027 (A)	1,360	1,354
Prestige Auto Receivables Trust, Ser 2023-2A, Cl A2
6.240%, 01/15/2027 (A)	805	806
Santander Bank Auto Credit-Linked Notes, Ser 2022-B, Cl B
5.721%, 08/16/2032 (A)	265	265
Santander Bank Auto Credit-Linked Notes, Ser 2022-C, Cl B
6.451%, 12/15/2032 (A)	142	142
Santander Bank Auto Credit-Linked Notes, Ser 2023-A, Cl B
6.493%, 06/15/2033 (A)	460	461
Santander Drive Auto Receivables Trust, Ser 2022-2, Cl C
3.760%, 07/16/2029	585	566
Santander Drive Auto Receivables Trust, Ser 2022-4, Cl B
4.420%, 11/15/2027	825	815
Santander Drive Auto Receivables Trust, Ser 2022-5, Cl A3
4.110%, 08/17/2026	89	88
Santander Drive Auto Receivables Trust, Ser 2023-3, Cl A2
6.080%, 08/17/2026	59	59
Santander Drive Auto Receivables Trust, Ser 2024-1, Cl A2
5.710%, 02/16/2027	150	150
Santander Drive Auto Receivables Trust, Ser 2024-2, Cl A2
5.800%, 09/15/2027	405	405
Santander Retail Auto Lease Trust, Ser 2022-A, Cl B
1.610%, 01/20/2026 (A)	550	540
SBNA Auto Lease Trust, Ser 2023-A, Cl A2
6.270%, 04/20/2026 (A)	818	821
SBNA Auto Lease Trust, Ser 2024-A, Cl A3
5.390%, 11/20/2026 (A)	545	543
SFS Auto Receivables Securitization Trust, Ser 2023-1A, Cl A2A
5.890%, 03/22/2027 (A)	128	128

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
SFS Auto Receivables Securitization Trust, Ser 2024-1A, Cl A2
5.350%, 06/21/2027 (A)	$190	$189
Tesla Auto Lease Trust, Ser 2023-A, Cl A2
5.860%, 08/20/2025 (A)	148	148
Tesla Auto Lease Trust, Ser 2023-B, Cl A2
6.020%, 09/22/2025 (A)	278	278
Tesla Electric Vehicle Trust, Ser 2023-1, Cl A2A
5.540%, 12/21/2026 (A)	500	500
Toyota Auto Receivables Owner Trust, Ser 2023-C, Cl A2A
5.600%, 08/17/2026	520	520
Tricolor Auto Securitization Trust, Ser 2023-1A, Cl A
6.480%, 08/17/2026 (A)	52	52
USAA Auto Owner Trust, Ser 2023-A, Cl A2
5.830%, 07/15/2026 (A)	195	195
Volkswagen Auto Lease Trust, Ser 2023-A, Cl A2A
5.870%, 01/20/2026	865	866
Westlake Automobile Receivables Trust, Ser 2021-1A, Cl D
1.230%, 04/15/2026 (A)	275	270
Westlake Automobile Receivables Trust, Ser 2023-1A, Cl A2A
5.510%, 06/15/2026 (A)	146	146
Westlake Automobile Receivables Trust, Ser 2023-2A, Cl A2A
5.870%, 07/15/2026 (A)	337	337
Westlake Automobile Receivables Trust, Ser 2023-2A, Cl A3
5.800%, 02/16/2027 (A)	715	716
Westlake Automobile Receivables Trust, Ser 2023-3A, Cl A2A
5.960%, 10/15/2026 (A)	680	680
Westlake Automobile Receivables Trust, Ser 2023-4A, Cl A2
6.230%, 01/15/2027 (A)	515	517
Westlake Automobile Receivables Trust, Ser 2023-4A, Cl A3
6.240%, 07/15/2027 (A)	480	484
Westlake Automobile Receivables Trust, Ser 2023-P1, Cl A2
5.890%, 02/16/2027 (A)	1,066	1,067
Wheels Fleet Lease Funding 1 LLC, Ser 2023-1A, Cl A
5.800%, 04/18/2038 (A)	545	545
Wheels Fleet Lease Funding 1 LLC, Ser 2023-2A, Cl A
6.460%, 08/18/2038 (A)	420	423

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2024

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
World Omni Auto Receivables Trust, Ser 2021-C, Cl A3
0.440%, 08/17/2026	$110	$108
World Omni Select Auto Trust, Ser 2023-A, Cl A2A
5.920%, 03/15/2027	253	253
		48,480

Credit Card — 0.6%

Discover Card Execution Note Trust, Ser 2022-A2, Cl A
3.320%, 05/15/2027	340	332
Evergreen Credit Card Trust, Ser 2022-CRT1, Cl B
5.610%, 07/15/2026 (A)	500	499
Master Credit Card Trust, Ser 2021-1A, Cl A
0.530%, 11/21/2025 (A)	370	369
		1,200

Miscellaneous Business Services — 14.9%

Affirm Asset Securitization Trust, Ser 2021-Z1, Cl A
1.070%, 08/15/2025 (A)	16	16
Affirm Asset Securitization Trust, Ser 2021-Z2, Cl A
1.170%, 11/16/2026 (A)	32	31
Affirm Asset Securitization Trust, Ser 2022-X1, Cl A
1.750%, 02/15/2027 (A)	20	20
Affirm Asset Securitization Trust, Ser 2023-A, Cl 1A
6.610%, 01/18/2028 (A)	265	266
Affirm Asset Securitization Trust, Ser 2023-X1, Cl A
7.110%, 11/15/2028 (A)	371	373
Affirm Asset Securitization Trust, Ser 2024-A, Cl A
5.610%, 02/15/2029 (A)	115	114
Amur Equipment Finance Receivables IX LLC, Ser 2021-1A, Cl A2
0.750%, 11/20/2026 (A)	13	13
Amur Equipment Finance Receivables XI LLC, Ser 2022-2A, Cl A2
5.300%, 06/21/2028 (A)	114	114
Amur Equipment Finance Receivables XIII LLC, Ser 2024-1A, Cl A2
5.380%, 01/21/2031 (A)	655	651
Apidos CLO XII, Ser 2018-12A, Cl AR
6.670%, TSFR3M + 1.342%, 04/15/2031 (A)(B)	512	512
Apidos CLO XV, Ser 2018-15A, Cl A1RR
6.596%, TSFR3M + 1.272%, 04/20/2031 (A)(B)	405	406

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Apidos CLO XXIV, Ser 2021-24A, Cl A1AL
6.536%, TSFR3M + 1.212%, 10/20/2030 (A)(B)	$333	$334
Aqua Finance Trust, Ser 2021-A, Cl A
1.540%, 07/17/2046 (A)	121	108
Atalaya Equipment Leasing Trust, Ser 2021-1A, Cl A2
1.230%, 05/15/2026 (A)	8	8
Auxilior Term Funding LLC, Ser 2023-1A, Cl A2
6.180%, 12/15/2028 (A)	190	190
Barings CLO, Ser 2018-3A, Cl A1
6.536%, TSFR3M + 1.212%, 07/20/2029 (A)(B)	30	30
Benefit Street Partners CLO XII, Ser 2021-12A, Cl A1R
6.540%, TSFR3M + 1.212%, 10/15/2030 (A)(B)	333	333
BHG Securitization Trust, Ser 2022-A, Cl A
1.710%, 02/20/2035 (A)	171	169
BHG Securitization Trust, Ser 2022-B, Cl A
3.750%, 06/18/2035 (A)	11	11
BHG Securitization Trust, Ser 2022-C, Cl A
5.320%, 10/17/2035 (A)	45	45
BSPRT, Ser 2022-FL8, Cl A
6.830%, SOFR30A + 1.500%, 02/15/2037 (A)(B)	422	420
Carbone CLO, Ser 2017-1A, Cl A1
6.726%, TSFR3M + 1.402%, 01/20/2031 (A)(B)	179	179
Carlyle Global Market Strategies CLO, Ser 2018-1A, Cl A1R2
6.549%, TSFR3M + 1.232%, 04/17/2031 (A)(B)	457	457
Carlyle Global Market Strategies CLO, Ser 2021-1A, Cl AR3
6.566%, TSFR3M + 1.242%, 07/20/2031 (A)(B)	335	336
CCG Receivables Trust, Ser 2021-1, Cl A2
0.300%, 06/14/2027 (A)	7	7
CCG Receivables Trust, Ser 2023-1, Cl A2
5.820%, 09/16/2030 (A)	305	305
CFMT LLC, Ser 2021-AL1, Cl B
1.390%, 09/22/2031 (A)	162	159
CFMT LLC, Ser 2022-EBO2, Cl A
3.169%, 07/25/2054 (A)(B)	5	4
CIFC Funding, Ser 2017-1A, Cl ARR
6.696%, TSFR3M + 1.372%, 01/22/2031 (A)(B)	236	236
CIFC Funding, Ser 2018-2A, Cl A1
6.626%, TSFR3M + 1.302%, 04/20/2031 (A)(B)	262	262

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2024

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
CIFC Funding, Ser 2018-3A, Cl AR
6.458%, TSFR3M + 1.132%, 04/19/2029 (A)(B)	$161	$161
CNH Equipment Trust, Ser 2022-B, Cl A2
3.940%, 12/15/2025	17	17
CNH Equipment Trust, Ser 2023-A, Cl A2
5.340%, 09/15/2026	395	394
Daimler Trucks Retail Trust, Ser 2023-1, Cl A2
6.030%, 09/15/2025	323	324
DB Master Finance LLC, Ser 2019-1A, Cl A2II
4.021%, 05/20/2049 (A)	597	573
Dell Equipment Finance Trust, Ser 2022-2, Cl A2
4.030%, 07/22/2027 (A)	1	1
Dell Equipment Finance Trust, Ser 2023-2, Cl A2
5.840%, 01/22/2029 (A)	483	483
Dell Equipment Finance Trust, Ser 2023-3, Cl A2
6.100%, 04/23/2029 (A)	215	215
Dewolf Park CLO, Ser 2021-1A, Cl AR
6.510%, TSFR3M + 1.182%, 10/15/2030 (A)(B)	505	505
Dext ABS LLC, Ser 2021-1, Cl A
1.120%, 02/15/2028 (A)	53	52
Dext ABS LLC, Ser 2023-2, Cl A2
6.560%, 05/15/2034 (A)	466	467
DLLAA LLC, Ser 2023-1A, Cl A2
5.930%, 07/20/2026 (A)	173	173
DLLAD LLC, Ser 2021-1A, Cl A3
0.640%, 09/21/2026 (A)	200	194
DLLAD LLC, Ser 2023-1A, Cl A2
5.190%, 04/20/2026 (A)	214	213
DLLMT LLC, Ser 2023-1A, Cl A2
5.780%, 11/20/2025 (A)	295	295
DLLST LLC, Ser 2022-1A, Cl A3
3.400%, 01/21/2025 (A)	95	95
DLLST LLC, Ser 2024-1A, Cl A2
5.330%, 01/20/2026 (A)	130	130
Dryden 58 Clo, Ser 2018-58A, Cl A1
6.579%, TSFR3M + 1.262%, 07/17/2031 (A)(B)	429	430
FCI Funding LLC, Ser 2021-1A, Cl A
1.130%, 04/15/2033 (A)	13	13
FirstKey Homes Trust, Ser 2020-SFR2, Cl A
1.266%, 10/19/2037 (A)	449	420
Goldentree Loan Management US CLO, Ser 2021-2A, Cl AR
6.496%, TSFR3M + 1.172%, 11/20/2030 (A)(B)	166	166

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Granite Park Equipment Leasing LLC, Ser 2023-1A, Cl A2
6.510%, 05/20/2030 (A)	$415	$416
GreatAmerica Leasing Receivables Funding LLC, Ser 2023-1, Cl A2
5.350%, 02/16/2026 (A)	601	600
GreatAmerica Leasing Receivables Funding LLC, Ser 2024-1, Cl A2
5.320%, 08/17/2026 (A)	850	846
Hilton Grand Vacations Trust, Ser 2020-AA, Cl A
2.740%, 02/25/2039 (A)	57	54
HPEFS Equipment Trust, Ser 2022-3A, Cl A3
5.430%, 08/20/2029 (A)	355	354
HPEFS Equipment Trust, Ser 2023-2A, Cl A2
6.040%, 01/21/2031 (A)	230	231
HPEFS Equipment Trust, Ser 2024-1A, Cl A3
5.180%, 05/20/2031 (A)	740	735
John Deere Owner Trust, Ser 2023-A, Cl A2
5.280%, 03/16/2026	175	175
John Deere Owner Trust, Ser 2023-C, Cl A2
5.760%, 08/17/2026	825	825
KKR CLO, Ser 2017-11, Cl AR
6.770%, TSFR3M + 1.442%, 01/15/2031 (A)(B)	230	230
KKR CLO, Ser 2018-21, Cl A
6.590%, TSFR3M + 1.262%, 04/15/2031 (A)(B)	390	390
Kubota Credit Owner Trust, Ser 2023-2A, Cl A2
5.610%, 07/15/2026 (A)	591	590
LCM XXIII, Ser 2020-23A, Cl A1R
6.656%, TSFR3M + 1.332%, 10/20/2029 (A)(B)	141	141
LCM XXIV, Ser 2021-24A, Cl AR
6.566%, TSFR3M + 1.242%, 03/20/2030 (A)(B)	213	214
M&T Equipment Notes, Ser 2023-1A, Cl A2
6.090%, 07/15/2030 (A)	562	562
Madison Park Funding XVII, Ser 2021-17A, Cl AR2
6.586%, TSFR3M + 1.262%, 07/21/2030 (A)(B)	411	411
Madison Park Funding XXX, Ser 2018-30A, Cl A
6.340%, TSFR3M + 1.012%, 04/15/2029 (A)(B)	644	643
Marlette Funding Trust, Ser 2022-3A, Cl A
5.180%, 11/15/2032 (A)	17	17
Marlette Funding Trust, Ser 2023-1A, Cl A
6.070%, 04/15/2033 (A)	127	127
Marlette Funding Trust, Ser 2023-2A, Cl A
6.040%, 06/15/2033 (A)	148	148

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2024

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Marlette Funding Trust, Ser 2023-3A, Cl A
6.490%, 09/15/2033 (A)	$167	$168
MF1, Ser 2022-FL8, Cl A
6.669%, TSFR1M + 1.350%, 02/19/2037 (A)(B)	387	385
MMAF Equipment Finance LLC, Ser 2020-BA, Cl A4
0.660%, 11/15/2027 (A)	250	239
MMAF Equipment Finance LLC, Ser 2021-A, Cl A3
0.560%, 06/13/2028 (A)	61	59
MMAF Equipment Finance LLC, Ser 2023-A, Cl A2
5.790%, 11/13/2026 (A)	316	317
MMAF Equipment Finance LLC, Ser 2024-A, Cl A2
5.200%, 09/13/2027 (A)	995	989
Navient Private Education Refi Loan Trust, Ser 2020-DA, Cl A
1.690%, 05/15/2069 (A)	330	299
Navient Private Education Refi Loan Trust, Ser 2021-A, Cl A
0.840%, 05/15/2069 (A)	410	355
Neuberger Berman Loan Advisers CLO, Ser 2021-25A, Cl AR
6.519%, TSFR3M + 1.192%, 10/18/2029 (A)(B)	754	754
Neuberger Berman Loan Advisers CLO, Ser 2021-26A, Cl AR
6.509%, TSFR3M + 1.182%, 10/18/2030 (A)(B)	521	522
NYCTL Trust, Ser 2022-A, Cl A
2.100%, 11/10/2034 (A)	78	78
OCP CLO, Ser 2018-5A, Cl A1R
6.666%, TSFR3M + 1.342%, 04/26/2031 (A)(B)	110	110
Octane Receivables Trust, Ser 2023-3A, Cl A2
6.440%, 03/20/2029 (A)	1,150	1,156
OneMain Financial Issuance Trust, Ser 2018-2A, Cl A
3.570%, 03/14/2033 (A)	67	67
OZLM VIII, Ser 2021-8A, Cl A1R3
6.559%, TSFR3M + 1.242%, 10/17/2029 (A)(B)	125	125
Palmer Square Loan Funding, Ser 2021-4A, Cl A1
6.390%, TSFR3M + 1.062%, 10/15/2029 (A)(B)	393	393
PFS Financing, Ser 2021-B, Cl A
0.770%, 08/15/2026 (A)	700	690
PFS Financing, Ser 2021-B, Cl B
1.090%, 08/15/2026 (A)	400	394

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
PFS Financing, Ser 2022-C, Cl A
3.890%, 05/15/2027 (A)	$475	$466
Prosper Marketplace Issuance Trust Series, Ser 2023-1A, Cl A
7.060%, 07/16/2029 (A)	73	73
SCF Equipment Leasing, Ser 2023-1A, Cl A2
6.560%, 01/22/2030 (A)	420	422
SoFi Consumer Loan Program Trust, Ser 2023-1S, Cl A
5.810%, 05/15/2031 (A)	245	245
Symphony CLO XVIII, Ser 2021-18A, Cl X
6.338%, TSFR3M + 1.012%, 07/23/2033 (A)(B)	37	37
Symphony Static CLO I, Ser 2021-1A, Cl A
6.415%, TSFR3M + 1.092%, 10/25/2029 (A)(B)	318	318
Vantage Data Centers Issuer LLC, Ser 2019-1A, Cl A2
3.188%, 07/15/2044 (A)	286	284
Verizon Master Trust, Ser 2022-4, Cl A
3.400%, 11/20/2028	685	670
Verizon Master Trust, Ser 2022-7, Cl A1A
5.230%, 11/22/2027	1,325	1,322
VFI ABS LLC, Ser 2023-1A, Cl A
7.270%, 03/26/2029 (A)	200	200
Vibrant CLO VI, Ser 2021-6A, Cl AR
6.544%, TSFR3M + 1.212%, 06/20/2029 (A)(B)	3	3
Voya CLO, Ser 2018-2A, Cl A1R
6.555%, TSFR3M + 1.232%, 04/25/2031 (A)(B)	305	305
Voya CLO, Ser 2020-2A, Cl A1RR
6.599%, TSFR3M + 1.282%, 04/17/2030 (A)(B)	194	194
Westlake Flooring Master Trust, Ser 2024-1A, Cl A
5.430%, 02/15/2028 (A)	45	45
Westlake Flooring Master Trust, Ser 2024-1A, Cl B
6.070%, 02/15/2028 (A)	830	825
		31,648

Total Asset-Backed Securities
(Cost $81,369) ($ Thousands)		81,328

CORPORATE OBLIGATIONS — 35.0%
Communication Services — 1.6%
AT&T
5.539%, 02/20/2026	300	299
Charter Communications Operating LLC
6.150%, 11/10/2026	425	426

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2024

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
T-Mobile USA
3.500%, 04/15/2025	$1,360	$1,332
Verizon Communications
3.500%, 11/01/2024	1,380	1,365

		3,422

Consumer Discretionary — 2.7%
AutoZone
5.050%, 07/15/2026	450	447
Daimler Truck Finance North America LLC
6.103%, SOFRRATE + 0.750%, 12/13/2024 (A)(B)	600	601
Ford Motor Credit LLC MTN
4.389%, 01/08/2026	1,220	1,185
General Motors
6.125%, 10/01/2025	1,065	1,069
General Motors Financial
5.974%, SOFRRATE + 0.620%, 10/15/2024 (B)	750	751
Hyundai Capital America
6.250%, 11/03/2025 (A)	250	251
1.000%, 09/17/2024 (A)	1,030	1,011
O'Reilly Automotive
5.750%, 11/20/2026	210	211
Tapestry
7.050%, 11/27/2025	150	152

		5,678

Consumer Staples — 0.5%
Element Fleet Management
5.643%, 03/13/2027 (A)	290	288
JDE Peet's
0.800%, 09/24/2024 (A)	500	489
Kenvue
5.500%, 03/22/2025	275	275

		1,052

Energy — 1.4%
Columbia Pipelines Holding LLC
6.055%, 08/15/2026 (A)	55	55
Devon Energy
5.250%, 09/15/2024	770	768
Occidental Petroleum
5.875%, 09/01/2025	375	375
ONEOK
5.550%, 11/01/2026	450	449
Ovintiv
5.650%, 05/15/2025	400	399
Western Midstream Operating
3.100%, 02/01/2025	400	391

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Williams
5.400%, 03/02/2026	$485	$483

		2,920

Financials — 17.4%
ABN AMRO Bank
6.339%, H15T1Y + 1.650%, 09/18/2027 (A)(B)	300	303
American Express
4.990%, SOFRRATE + 0.999%, 05/01/2026 (B)	275	273
3.950%, 08/01/2025	325	318
3.375%, 05/03/2024	350	350
Ares Capital
7.000%, 01/15/2027	250	254
Athene Global Funding
6.051%, SOFRINDX + 0.700%, 05/24/2024 (A)(B)	825	825
5.684%, 02/23/2026 (A)	170	170
Banco Santander
3.892%, 05/24/2024	400	400
Bank of America
5.650%, 08/18/2025	325	326
5.080%, SOFRRATE + 1.290%, 01/20/2027 (B)	275	272
Bank of America MTN
1.319%, SOFRRATE + 1.150%, 06/19/2026 (B)	1,615	1,535
Bank of Montreal MTN
5.974%, SOFRINDX + 0.620%, 09/15/2026 (B)	675	674
5.673%, SOFRINDX + 0.320%, 07/09/2024 (B)	325	325
Banque Federative du Credit Mutuel
4.935%, 01/26/2026 (A)	350	346
4.524%, 07/13/2025 (A)	250	246
Barclays PLC
2.852%, SOFRRATE + 2.714%, 05/07/2026 (B)	235	228
BPCE
5.203%, 01/18/2027 (A)	300	297
5.029%, 01/15/2025 (A)	345	344
Capital One Financial
4.985%, SOFRRATE + 2.160%, 07/24/2026 (B)	250	247
Charles Schwab
5.875%, 08/24/2026	375	378
Citigroup
6.049%, SOFRRATE + 0.694%, 01/25/2026 (B)	350	351
5.610%, SOFRRATE + 1.546%, 09/29/2026 (B)	1,395	1,392
0.000%, 05/01/2025 (B)(C)	250	250

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2024

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Citizens Bank
5.284%, SOFRRATE + 1.020%, 01/26/2026 (B)	$250	$247
4.119%, SOFRRATE + 1.395%, 05/23/2025 (B)	250	249
Commonwealth Bank of Australia
5.883%, SOFRRATE + 0.520%, 06/15/2026 (A)(B)	425	425
Cooperatieve Rabobank UA MTN
5.500%, 07/18/2025	250	250
Corebridge Financial
3.500%, 04/04/2025	230	225
Corebridge Global Funding
5.750%, 07/02/2026 (A)	180	179
Credit Agricole
5.589%, 07/05/2026 (A)	420	420
Credit Suisse NY
4.750%, 08/09/2024	250	249
Danske Bank
6.466%, H15T1Y + 2.100%, 01/09/2026 (A)(B)	350	350
Danske Bank MTN
6.259%, H15T1Y + 1.180%, 09/22/2026 (A)(B)	305	306
Deutsche Bank NY
6.568%, SOFRRATE + 1.219%, 11/16/2027 (B)	550	545
Equitable Financial Life Global Funding
5.500%, 12/02/2025 (A)	300	298
Fifth Third Bank
5.852%, SOFRINDX + 1.230%, 10/27/2025 (B)	470	469
Goldman Sachs Group
5.853%, SOFRRATE + 0.500%, 09/10/2024 (B)	250	250
5.798%, SOFRRATE + 1.075%, 08/10/2026 (B)	1,535	1,534
HSBC Holdings PLC
7.336%, SOFRRATE + 3.030%, 11/03/2026 (B)	300	307
Huntington National Bank
4.008%, SOFRRATE + 1.205%, 05/16/2025 (B)	250	250
JPMorgan Chase
5.934%, SOFRRATE + 0.580%, 06/23/2025 (B)	325	325
5.888%, SOFRRATE + 0.535%, 06/01/2025 (B)	400	400
4.080%, SOFRRATE + 1.320%, 04/26/2026 (B)	1,605	1,578
KeyBank
5.674%, SOFRINDX + 0.320%, 06/14/2024 (B)	400	400

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Lloyds Banking Group PLC
5.462%, H15T1Y + 1.375%, 01/05/2028 (B)	$200	$198
Macquarie Group MTN
6.080%, SOFRRATE + 0.710%, 10/14/2025 (A)(B)	425	425
Manufacturers & Traders Trust
5.400%, 11/21/2025	300	296
4.650%, 01/27/2026	460	448
Mitsubishi UFJ Financial Group
4.788%, H15T1Y + 1.700%, 07/18/2025 (B)	325	324
Morgan Stanley
5.050%, SOFRRATE + 1.295%, 01/28/2027 (B)	275	272
Morgan Stanley MTN
4.679%, SOFRRATE + 1.669%, 07/17/2026 (B)	1,610	1,589
Morgan Stanley Bank
5.479%, 07/16/2025	375	375
4.754%, 04/21/2026	250	247
National Bank of Canada
0.750%, 08/06/2024	325	321
Nationwide Building Society
6.557%, SOFRRATE + 1.910%, 10/18/2027 (A)(B)	250	254
NatWest Markets PLC
5.879%, SOFRRATE + 0.530%, 08/12/2024 (A)(B)	490	490
Pacific Life Global Funding II
5.500%, 08/28/2026 (A)	250	250
PNC Financial Services Group
6.615%, SOFRINDX + 1.730%, 10/20/2027 (B)	175	179
5.812%, SOFRRATE + 1.322%, 06/12/2026 (B)	200	200
5.671%, SOFRINDX + 1.090%, 10/28/2025 (B)	425	425
5.300%, SOFRRATE + 1.342%, 01/21/2028 (B)	90	89
Principal Life Global Funding II
5.000%, 01/16/2027 (A)	235	233
Royal Bank of Canada
4.784%, 12/12/2025 (A)	1,030	1,018
Royal Bank of Canada MTN
5.200%, 07/20/2026	250	249
Societe Generale
6.404%, SOFRRATE + 1.050%, 01/21/2026 (A)(B)	425	426
4.351%, 06/13/2025 (A)	500	493
Standard Chartered PLC
7.776%, H15T1Y + 3.100%, 11/16/2025 (A)(B)	300	302

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2024

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.170%, H15T1Y + 2.050%, 01/09/2027 (A)(B)	$350	$351
Sumitomo Mitsui Trust Bank MTN
5.803%, SOFRRATE + 0.440%, 09/16/2024 (A)(B)	500	500
Toronto-Dominion Bank
3.815%, 07/25/2025 (A)	1,215	1,190
Toronto-Dominion Bank MTN
5.943%, SOFRRATE + 0.590%, 09/10/2026 (B)	425	425
5.703%, SOFRRATE + 0.350%, 09/10/2024 (B)	500	500
3.766%, 06/06/2025	1,020	1,000
Truist Financial MTN
5.753%, SOFRRATE + 0.400%, 06/09/2025 (B)	400	399
4.260%, SOFRRATE + 1.456%, 07/28/2026 (B)	710	697
UBS
0.700%, 08/09/2024 (A)	400	394
US Bank
2.050%, 01/21/2025	995	970
Wells Fargo MTN
2.406%, TSFR3M + 1.087%, 10/30/2025 (B)	1,410	1,386
Wells Fargo Bank
5.550%, 08/01/2025	325	325
4.811%, 01/15/2026	350	346

		36,946

Health Care — 4.1%
AbbVie
2.600%, 11/21/2024	1,335	1,314
Amgen
5.250%, 03/02/2025	275	274
Baxter International
5.791%, SOFRINDX + 0.440%, 11/29/2024 (B)	425	425
Bayer US Finance LLC
6.125%, 11/21/2026 (A)	200	200
Bristol-Myers Squibb
4.950%, 02/20/2026	300	298
CommonSpirit Health
2.760%, 10/01/2024	1,065	1,052
CVS Health
5.000%, 02/20/2026	275	272
GE HealthCare Technologies
5.550%, 11/15/2024	1,660	1,657
HCA
5.250%, 04/15/2025	1,075	1,069
Humana
5.700%, 03/13/2026	275	275

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Illumina
5.800%, 12/12/2025	$300	$300
Pfizer Investment Enterprises Pte
4.650%, 05/19/2025	1,280	1,270
Solventum
5.450%, 02/25/2027 (A)	225	223

		8,629

Industrials — 1.5%
AerCap Ireland Capital DAC
6.100%, 01/15/2027	250	252
1.650%, 10/29/2024	1,655	1,620
Carrier Global
5.800%, 11/30/2025	260	261
DAE Funding LLC MTN
1.550%, 08/01/2024 (A)	450	444
Penske Truck Leasing LP
5.750%, 05/24/2026 (A)	250	250
Sodexo
1.634%, 04/16/2026 (A)	500	462

		3,289

Information Technology — 2.1%
Cisco Systems
4.900%, 02/26/2026	1,025	1,020
Hewlett Packard Enterprise
5.900%, 10/01/2024	1,225	1,225
Sprint LLC
7.125%, 06/15/2024	375	375
TD SYNNEX
1.250%, 08/09/2024	650	641
VMware
1.000%, 08/15/2024	1,155	1,139

		4,400

Materials — 0.6%
International Flavors & Fragrances
1.230%, 10/01/2025 (A)	375	351
Newmont
5.300%, 03/15/2026 (A)	560	556
Nutrien
5.900%, 11/07/2024	175	175
Sherwin-Williams
4.050%, 08/08/2024	250	249

		1,331

Utilities — 3.1%
American Electric Power
5.699%, 08/15/2025	350	349
CenterPoint Energy
5.999%, SOFRINDX + 0.650%, 05/13/2024 (B)	163	163

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2024

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Consumers 2023 Securitization Funding LLC
5.550%, 03/01/2028	$225	$224
Edison International
3.550%, 11/15/2024	275	272
Mississippi Power
5.655%, SOFRRATE + 0.300%, 06/28/2024 (B)	350	350
NextEra Energy Capital Holdings
6.051%, 03/01/2025	200	200
5.749%, 09/01/2025	225	225
4.255%, 09/01/2024	1,300	1,293
Oncor Electric Delivery LLC
2.750%, 06/01/2024	1,065	1,062
Sempra
5.400%, 08/01/2026	370	368
Southern California Edison
5.350%, 03/01/2026	1,315	1,310
Spire
5.300%, 03/01/2026	400	397
Tampa Electric
3.875%, 07/12/2024	325	324

		6,537

Total Corporate Obligations
(Cost $74,416) ($ Thousands)		74,204

MORTGAGE-BACKED SECURITIES — 12.2%
Agency Mortgage-Backed Obligations — 1.0%
FHLMC
5.654%, H15T1Y + 2.128%, 02/01/2030(B)	2	2
3.000%, 03/01/2030	60	57
FHLMC Multifamily Structured Pass-Through Certificates, Ser KVAD, Cl A
3.116%, 07/25/2025	300	291
FHLMC Multifamily Structured Pass-Through Certificates, Ser KW07, Cl A1
3.600%, 07/25/2028	–	–
FHLMC REMIC, Ser 2011-3786, Cl ED
4.000%, 09/15/2039	354	348
FHLMC REMIC, Ser 2013-4272, Cl YG
2.000%, 11/15/2026	2	2
FHLMC REMIC, Ser 2014-4379, Cl CB
2.250%, 04/15/2033	102	99
FNMA
6.465%, H15T1Y + 2.215%, 01/01/2029(B)	2	2
6.116%, RFUCCT6M + 1.958%, 09/01/2024(B)	–	–
6.000%, 01/01/2027	2	2
5.000%, 07/01/2024	–	–

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
3.500%, 08/01/2030 to 08/01/2032	$266	$253
3.000%, 10/01/2030 to 12/01/2030	392	370
2.885%, 01/01/2025	90	88
FNMA REMIC, Ser 2001-33, Cl FA
5.895%, SOFR30A + 0.564%, 07/25/2031(B)	2	2
FNMA REMIC, Ser 2002-64, Cl FG
5.695%, SOFR30A + 0.364%, 10/18/2032(B)	–	–
FNMA REMIC, Ser 2012-137, Cl UE
1.750%, 09/25/2041	85	78
FNMA REMIC, Ser 2012-63, Cl MA
4.000%, 06/25/2040	122	120
FNMA REMIC, Ser 2013-97, Cl KA
3.000%, 11/25/2031	2	2
FNMA, Ser 2014-M8, Cl A2
3.056%, 06/25/2024(B)	207	207
FNMA, Ser 2017-M13, Cl FA
5.833%, SOFR30A + 0.514%, 10/25/2024(B)	22	21
FNMA, Ser M13, Cl A2
2.789%, 06/25/2025(B)	200	194

		2,138
Non-Agency Mortgage-Backed Obligations — 11.2%
Accredited Mortgage Loan Trust, Ser 2004-4, Cl A1A
4.999%, TSFR1M + 0.794%, 01/25/2035(B)	18	18
Angel Oak Mortgage Trust LLC, Ser 2020-1, Cl A1
2.466%, 12/25/2059(A)(B)	23	22
Angel Oak Mortgage Trust LLC, Ser 2020-2, Cl A1A
2.531%, 01/26/2065(A)(B)	118	108
Angel Oak Mortgage Trust LLC, Ser 2020-3, Cl A1
1.691%, 04/25/2065(A)(B)	136	124
Angel Oak Mortgage Trust LLC, Ser 2020-4, Cl A1
1.469%, 06/25/2065(A)(B)	72	67
Angel Oak Mortgage Trust LLC, Ser 2020-R1, Cl A1
0.990%, 04/25/2053(A)(B)	54	50
Angel Oak Mortgage Trust LLC, Ser 2021-1, Cl A1
0.909%, 01/25/2066(A)(B)	212	176
Angel Oak Mortgage Trust LLC, Ser 2021-3, Cl A1
1.068%, 05/25/2066(A)(B)	197	163
Angel Oak Mortgage Trust LLC, Ser 2021-5, Cl A1
0.951%, 07/25/2066(A)(B)	354	293

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2024

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Arroyo Mortgage Trust, Ser 2019-3, Cl A1
2.962%, 10/25/2048(A)(B)	$80	$73
Banc of America Mortgage Securities, Ser 2005-F, Cl 2A2
5.091%, 07/25/2035(B)	19	18
Banc of America Mortgage Securities, Ser 2005-J, Cl 2A1
5.209%, 11/25/2035(B)	3	3
BBCMS Mortgage Trust, Ser 2020-C8, Cl A1
0.601%, 10/15/2053	100	99
Bear Stearns ARM Trust, Ser 2005-3, Cl 2A1
5.048%, 06/25/2035(B)	10	9
Bear Stearns ARM Trust, Ser 2005-6, Cl 3A1
5.852%, 08/25/2035(B)	24	22
Benchmark Mortgage Trust, Ser 2020-B17, Cl A2
2.211%, 03/15/2053	320	296
BMO MORTGAGE TRUST, Ser C3, Cl A1
5.429%, 09/15/2054(B)	342	338
BPR Trust, Ser 2021-TY, Cl A
6.486%, TSFR1M + 1.164%, 09/15/2038(A)(B)	960	953
BRAVO Residential Funding Trust, Ser 2020-NQM1, Cl A1
1.449%, 05/25/2060(A)(B)	50	47
BRAVO Residential Funding Trust, Ser 2021-NQM1, Cl A1
0.941%, 02/25/2049(A)(B)	97	84
BRAVO Residential Funding Trust, Ser 2021-NQM2, Cl A1
0.970%, 03/25/2060(A)(B)	71	65
BRAVO Residential Funding Trust, Ser 2021-NQM3, Cl A1
1.699%, 04/25/2060(A)(B)	169	154
Bunker Hill Loan Depositary Trust, Ser 2020-1, Cl A1
1.724%, 02/25/2055(A)(B)	49	47
BWAY Mortgage Trust, Ser 2015-1515, Cl A1
2.809%, 03/10/2033(A)	59	58
BX Commercial Mortgage Trust, Ser 2021-SOAR, Cl B
6.306%, TSFR1M + 0.984%, 06/15/2038(A)(B)	552	546
BX Commercial Mortgage Trust, Ser 2021-VINO, Cl A
6.088%, TSFR1M + 0.767%, 05/15/2038(A)(B)	249	247
BX Commercial Mortgage Trust, Ser 2021-VOLT, Cl A
6.136%, TSFR1M + 0.814%, 09/15/2036(A)(B)	275	272

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BX Trust, Ser 2021-LGCY, Cl A
5.942%, TSFR1M + 0.620%, 10/15/2036(A)(B)	$600	$591
BX Trust, Ser 2022-LBA6, Cl A
6.321%, TSFR1M + 1.000%, 01/15/2039(A)(B)	375	372
BX, Ser 2021-MFM1, Cl B
6.386%, TSFR1M + 1.064%, 01/15/2034(A)(B)	421	418
CFCRE Commercial Mortgage Trust, Ser 2017-C8, Cl ASB
3.367%, 06/15/2050	347	337
Chase Mortgage Finance, Ser 2021-CL1, Cl M1
6.530%, SOFR30A + 1.200%, 02/25/2050(A)(B)	239	233
Citigroup Commercial Mortgage Trust, Ser 2015-GC31, Cl AAB
3.431%, 06/10/2048	–	–
Citigroup Commercial Mortgage Trust, Ser 2015-P1, Cl AAB
3.470%, 09/15/2048	128	127
Citigroup Commercial Mortgage Trust, Ser 2016-P3, Cl AAB
3.127%, 04/15/2049	238	234
Citigroup Mortgage Loan Trust, Ser 2004-HYB3, Cl 1A
4.638%, 09/25/2034(B)	6	5
Citigroup Mortgage Loan Trust, Ser 2006-AR2, Cl 1A1
5.490%, 03/25/2036(B)	33	24
Citigroup Mortgage Loan Trust, Ser 2018-RP2, Cl A1
2.900%, 02/25/2058(A)(B)	83	79
CML Mortgage Pass-Through Trust, Ser 2004-29, Cl 1A1
5.971%, TSFR1M + 0.654%, 02/25/2035(B)	4	3
COLT Funding LLC, Ser 2021-3R, Cl A1
1.051%, 12/25/2064(A)(B)	114	98
COLT Mortgage Loan Trust, Ser 2020-2R, Cl A1
1.325%, 10/26/2065(A)(B)	83	73
COLT Mortgage Loan Trust, Ser 2020-3, Cl A1
1.506%, 04/27/2065(A)(B)	29	27
COLT Mortgage Loan Trust, Ser 2021-1, Cl A1
0.910%, 06/25/2066(A)(B)	169	136
COLT Mortgage Loan Trust, Ser 2021-2, Cl A1
0.924%, 08/25/2066(A)(B)	241	191

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2024

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
COLT Mortgage Loan Trust, Ser 2021-2R, Cl A1
0.798%, 07/27/2054(A)	$70	$60
COLT Mortgage Loan Trust, Ser 2021-4, Cl A1
1.397%, 10/25/2066(A)(B)	429	345
COLT Mortgage Loan Trust, Ser 2021-HX1, Cl A1
1.110%, 10/25/2066(A)(B)	403	329
CSAIL Commercial Mortgage Trust, Ser C14, Cl ASB
4.359%, 11/15/2051(B)	592	577
CSMC Trust, Ser 2019-AFC1, Cl A1
3.573%, 07/25/2049(A)(D)	271	247
CSMC Trust, Ser 2021-AFC1, Cl A1
0.830%, 03/25/2056(A)(B)	188	148
CSMC Trust, Ser 2021-NQM3, Cl A1
1.015%, 04/25/2066(A)(B)	294	241
CSMC Trust, Ser 2021-NQM4, Cl A1
1.101%, 05/25/2066(A)(B)	319	256
Deephaven Residential Mortgage Trust, Ser 2021-1, Cl A1
0.715%, 05/25/2065(A)(B)	47	44
Deephaven Residential Mortgage Trust, Ser 2021-2, Cl A1
0.899%, 04/25/2066(A)(B)	69	58
Ellington Financial Mortgage Trust, Ser 2019-2, Cl A1
2.739%, 11/25/2059(A)(B)	18	17
Ellington Financial Mortgage Trust, Ser 2020-2, Cl A1
1.178%, 10/25/2065(A)(B)	34	31
Ellington Financial Mortgage Trust, Ser 2021-1, Cl A1
0.797%, 02/25/2066(A)(B)	39	32
Ellington Financial Mortgage Trust, Ser 2021-2, Cl A1
0.931%, 06/25/2066(A)(B)	127	100
ELP Commercial Mortgage Trust, Ser 2021-ELP, Cl A
6.137%, TSFR1M + 0.815%, 11/15/2038(A)(B)	529	524
Extended Stay America Trust, Ser 2021-ESH, Cl B
6.816%, TSFR1M + 1.494%, 07/15/2038(A)(B)	229	228
FNMA Connecticut Avenue Securities, Ser 2016-C03, Cl 2M2
11.345%, SOFR30A + 6.014%, 10/25/2028(B)	163	171
FREMF Mortgage Trust, Ser 2015-K49, Cl B
3.848%, 10/25/2048(A)(B)	300	291

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GCAT Trust, Ser 2020-NQM2, Cl A1
1.555%, 04/25/2065(A)(D)	$54	$49
GCAT Trust, Ser 2021-CM1, Cl A
2.469%, 04/25/2065(A)(B)	201	184
GCAT Trust, Ser 2021-NQM1, Cl A1
0.874%, 01/25/2066(A)(B)	97	80
GCAT Trust, Ser 2021-NQM3, Cl A1
1.091%, 05/25/2066(A)(B)	195	159
GCAT Trust, Ser 2021-NQM5, Cl A1
1.262%, 07/25/2066(A)(B)	605	471
GMAC Mortgage Loan Trust, Ser 2005-AR6, Cl 2A1
3.643%, 11/19/2035(B)	63	51
GS Mortgage Securities Trust, Ser 2015-GS1, Cl AAB
3.553%, 11/10/2048	38	38
GS Mortgage Securities Trust, Ser 2016-GS3, Cl AAB
2.777%, 10/10/2049	111	108
GSR Mortgage Loan Trust, Ser 2005-AR4, Cl 2A1
5.337%, 07/25/2035(B)	68	36
GSR Mortgage Loan Trust, Ser 2007-AR2, Cl 1A1
4.365%, 05/25/2037(B)	56	31
Impac CMB Trust, Ser 2004-9, Cl 1A1
6.191%, TSFR1M + 0.874%, 01/25/2035(B)	10	9
Impac CMB Trust, Ser 2005-2, Cl 1A1
5.951%, TSFR1M + 0.634%, 04/25/2035(B)	12	12
Impac CMB Trust, Ser 2005-3, Cl A1
5.911%, TSFR1M + 0.594%, 08/25/2035(B)	15	13
Impac CMB Trust, Ser 2005-5, Cl A1
6.071%, TSFR1M + 0.434%, 08/25/2035(B)	10	9
Impac CMB Trust, Ser 2005-8, Cl 1A
5.951%, TSFR1M + 0.634%, 02/25/2036(B)	31	28
Imperial Fund Mortgage Trust, Ser 2021-NQM1, Cl A1
1.071%, 06/25/2056(A)(B)	254	214
Imperial Fund Mortgage Trust, Ser 2021-NQM2, Cl A1
1.073%, 09/25/2056(A)(B)	193	154
Imperial Fund Mortgage Trust, Ser 2021-NQM3, Cl A1
1.595%, 11/25/2056(A)(B)	200	166
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C26, Cl ASB
3.288%, 01/15/2048	36	36

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2024

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C31, Cl ASB
3.540%, 08/15/2048	$51	$50
JPMorgan Chase Bank, Ser 2021-CL1, Cl M1
6.630%, SOFR30A + 1.300%, 03/25/2051(A)(B)	374	371
JPMorgan Mortgage Trust, Ser 2005-A6, Cl 7A1
5.039%, 08/25/2035(B)	11	9
JPMorgan Mortgage Trust, Ser 2007-A3, Cl 1A1
4.617%, 05/25/2037(B)	27	22
JPMorgan Mortgage Trust, Ser 2014-5, Cl A1
2.738%, 10/25/2029(A)(B)	636	604
JPMorgan Mortgage Trust, Ser 2018-7FRB, Cl A2
6.181%, TSFR1M + 0.864%, 04/25/2046(A)(B)	71	69
LSTAR Commercial Mortgage Trust, Ser 2016-4, Cl A2
2.579%, 03/10/2049(A)	273	273
Merrill Lynch Mortgage Backed Securities Trust, Ser 2007-3, Cl 2A1
4.074%, 06/25/2037(B)	33	20
Metlife Securitization Trust, Ser 2017-1A, Cl A
3.000%, 04/25/2055(A)(B)	48	44
MFA Trust, Ser 2020-NQM1, Cl A1
1.479%, 03/25/2065(A)(B)	41	38
MFA Trust, Ser 2020-NQM3, Cl A1
1.014%, 01/26/2065(A)(B)	55	49
MFA Trust, Ser 2021-INV1, Cl A1
0.852%, 01/25/2056(A)(B)	84	78
MFA Trust, Ser 2021-NQM1, Cl A1
1.153%, 04/25/2065(A)(B)	113	102
MFA Trust, Ser 2021-NQM2, Cl A1
1.029%, 11/25/2064(A)(B)	155	132
MHC Commercial Mortgage Trust, Ser 2021-MHC, Cl B
6.536%, TSFR1M + 1.215%, 04/15/2038(A)(B)	562	559
MHP, Ser 2021-STOR, Cl A
6.136%, TSFR1M + 0.814%, 07/15/2038(A)(B)	155	154
MHP, Ser 2022-MHIL, Cl A
6.136%, TSFR1M + 0.815%, 01/15/2027(A)(B)	187	185
Mill City Mortgage Loan Trust, Ser 2017-3, Cl A1
2.750%, 01/25/2061(A)(B)	347	341
Mill City Mortgage Loan Trust, Ser 2018-1, Cl A1
3.250%, 05/25/2062(A)(B)	29	28

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Mill City Mortgage Loan Trust, Ser 2018-4, Cl A1B
3.500%, 04/25/2066(A)(B)	$563	$539
Mill City Mortgage Loan Trust, Ser 2021-NMR1, Cl A1
1.125%, 11/25/2060(A)(B)	106	98
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C19, Cl ASB
3.326%, 12/15/2047	8	8
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C21, Cl ASB
3.150%, 03/15/2048	45	45
Morgan Stanley Capital I Trust, Ser 2019-H6, Cl A2
3.228%, 06/15/2052	588	586
Morgan Stanley Capital I Trust, Ser H3, Cl ASB
4.120%, 07/15/2051	82	79
Morgan Stanley Capital I Trust, Ser HR2, Cl ASB
3.509%, 12/15/2050	148	142
Morgan Stanley Capital I Trust, Ser UB12, Cl ASB
3.436%, 12/15/2049	624	599
MortgageIT Trust, Ser 2005-5, Cl A1
5.951%, TSFR1M + 0.634%, 12/25/2035(B)	25	24
New Residential Mortgage Loan Trust, Ser 2017-3A, Cl A1
4.000%, 04/25/2057(A)(B)	80	74
New Residential Mortgage Loan Trust, Ser 2017-6A, Cl A1
4.000%, 08/27/2057(A)(B)	180	167
New Residential Mortgage Loan Trust, Ser 2018-1A, Cl A1
3.857%, 09/25/2057(A)(B)	88	80
New Residential Mortgage Loan Trust, Ser 2019-NQM4, Cl A1
2.492%, 09/25/2059(A)(B)	27	25
New Residential Mortgage Loan Trust, Ser 2020-NQM2, Cl A1
1.650%, 05/24/2060(A)(B)	45	43
New Residential Mortgage Loan Trust, Ser 2021-NQ2R, Cl A1
0.941%, 10/25/2058(A)(B)	61	55
New Residential Mortgage Loan Trust, Ser 2021-NQM3, Cl A1
1.156%, 11/27/2056(A)(B)	306	253
OBX Trust, Ser 2018-1, Cl A2
6.081%, TSFR1M + 0.764%, 06/25/2057(A)(B)	13	12
OBX Trust, Ser 2021-NQM2, Cl A1
1.101%, 05/25/2061(A)(B)	263	204

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2024

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Onslow Bay Mortgage Loan Trust, Ser 2021-NQM4, Cl A1
1.957%, 10/25/2061(A)(B)	$446	$362
Paragon Mortgages No. 12 PLC, Ser 2006-12A, Cl A2C
5.789%, TSFR3M + 0.220%, 11/15/2038(A)(B)	40	39
PRPM LLC, Ser 2021-RPL1, Cl A1
1.319%, 07/25/2051(A)(D)	97	86
Residential Mortgage Loan Trust, Ser 2020-1, Cl A1
2.376%, 01/26/2060(A)(B)	23	22
RFMSI Trust, Ser 2007-SA3, Cl 2A1
4.914%, 07/27/2037(B)	41	30
Sequoia Mortgage Trust, Ser 2004-12, Cl A1
5.970%, TSFR1M + 0.654%, 01/20/2035(B)	4	4
Sequoia Mortgage Trust, Ser 2018-CH3, Cl A1
4.500%, 08/25/2048(A)(B)	6	6
SG Residential Mortgage Trust, Ser 2021-1, Cl A1
1.160%, 07/25/2061(A)(B)	397	313
SREIT Trust, Ser 2021-MFP, Cl B
6.515%, TSFR1M + 1.194%, 11/15/2038(A)(B)	455	451
STAR Trust, Ser 2021-1, Cl A1
1.219%, 05/25/2065(A)(B)	107	93
Starwood Mortgage Residential Trust, Ser 2020-1, Cl A1
2.275%, 02/25/2050(A)(B)	12	11
Starwood Mortgage Residential Trust, Ser 2020-3, Cl A1
1.486%, 04/25/2065(A)(B)	27	25
Starwood Mortgage Residential Trust, Ser 2021-2, Cl A1
0.943%, 05/25/2065(A)(B)	46	41
Starwood Mortgage Residential Trust, Ser 2021-3, Cl A1
1.127%, 06/25/2056(A)(B)	235	187
Towd Point Mortgage Trust, Ser 2017-4, Cl A1
2.750%, 06/25/2057(A)(B)	110	105
Towd Point Mortgage Trust, Ser 2017-5, Cl A1
6.031%, TSFR1M + 0.714%, 02/25/2057(A)(B)	57	58
Towd Point Mortgage Trust, Ser 2017-6, Cl A1
2.750%, 10/25/2057(A)(B)	44	42
Towd Point Mortgage Trust, Ser 2018-1, Cl A1
3.000%, 01/25/2058(A)(B)	24	23

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Towd Point Mortgage Trust, Ser 2018-2, Cl A1
3.250%, 03/25/2058(A)(B)	$134	$129
Towd Point Mortgage Trust, Ser 2021-SJ1, Cl A1
2.250%, 07/25/2068(A)(B)	472	440
TRK Trust, Ser 2021-INV1, Cl A1
1.153%, 07/25/2056(A)(B)	166	141
TTAN, Ser 2021-MHC, Cl B
6.536%, TSFR1M + 1.214%, 03/15/2038(A)(B)	231	229
UBS Commercial Mortgage Trust, Ser C4, Cl ASB
3.366%, 10/15/2050	576	557
Verus Securitization Trust, Ser 2019-4, Cl A1
3.642%, 11/25/2059(A)(D)	25	24
Verus Securitization Trust, Ser 2019-INV3, Cl A1
3.692%, 11/25/2059(A)(B)	37	36
Verus Securitization Trust, Ser 2020-1, Cl A1
2.417%, 01/25/2060(A)(D)	19	18
Verus Securitization Trust, Ser 2020-4, Cl A1
1.502%, 05/25/2065(A)(D)	56	53
Verus Securitization Trust, Ser 2021-1, Cl A1
0.815%, 01/25/2066(A)(B)	92	79
Verus Securitization Trust, Ser 2021-1, Cl A2
1.052%, 01/25/2066(A)(B)	183	159
Verus Securitization Trust, Ser 2021-2, Cl A1
1.031%, 02/25/2066(A)(B)	116	99
Verus Securitization Trust, Ser 2021-R1, Cl A1
0.820%, 10/25/2063(A)(B)	155	139
Verus Securitization Trust, Ser 2021-R2, Cl A1
0.918%, 02/25/2064(A)(B)	170	148
Verus Securitization Trust, Ser 2021-R3, Cl A1
1.020%, 04/25/2064(A)(B)	91	80
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR2, Cl 1A1
4.585%, 03/25/2036(B)	44	39
Wells Fargo Commercial Mortgage Trust, Ser 2015-NXS2, Cl A2
3.020%, 07/15/2058	118	115
Wells Fargo Commercial Mortgage Trust, Ser 2016-C32, Cl ASB
3.324%, 01/15/2059	75	74
Wells Fargo Commercial Mortgage Trust, Ser C39, Cl ASB
3.212%, 09/15/2050	166	160

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2024

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust, Ser C41, Cl ASB
3.390%, 11/15/2050	$241	$232

		23,857
Total Mortgage-Backed Securities
(Cost $27,934) ($ Thousands)		25,995

U.S. TREASURY OBLIGATIONS — 6.9%
U.S. Treasury Bill
5.312%, 05/02/2024 (E)	1,000	1,000
5.241%, 09/26/2024 (E)	375	367
U.S. Treasury Notes
5.446%, USBMMY3M + 0.125%, 07/31/2025 (B)	1,000	1,000
4.000%, 12/15/2025	6,115	6,007
3.875%, 03/31/2025	915	904
2.875%, 06/15/2025 (F)	2,000	1,949
0.250%, 09/30/2025	3,555	3,318

Total U.S. Treasury Obligations
(Cost $14,674) ($ Thousands)		14,545

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.0%
FHLMC
5.800%, 04/22/2027	1,140	1,140
4.320%, 03/21/2025	1,275	1,263
4.050%, 07/21/2025	1,680	1,657
4.050%, 08/28/2025	860	847
4.000%, 12/30/2024	950	941
4.000%, 02/28/2025	1,000	989
2.250%, 03/25/2025	1,775	1,728

Total U.S. Government Agency Obligations
(Cost $8,680) ($ Thousands)		8,565

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 0.6%
Florida — 0.2%
County of Miami-Dade Florida Aviation Revenue, Ser B, RB
2.504%, 10/01/2024	$410	$405

Texas — 0.4%
City of San Antonio Texas, GO
5.635%, 02/01/2026	880	883

Total Municipal Bonds
(Cost $1,285) ($ Thousands)		1,288

REPURCHASE AGREEMENT(G) — 1.8%
BNP Paribas
5.310%, dated 04/30/2024 to be repurchased on 05/01/2024, repurchase price $3,800,561 (collateralized by U.S. Government obligations, ranging in par value $100 - $1,415,488, 0.000% - 6.500%, 05/16/2024 – 03/20/2054; with a total market value $3,876,076)	3,800	3,800
Total Repurchase Agreement
(Cost $3,800) ($ Thousands)		3,800

Total Investments in Securities — 98.8%
(Cost $212,158) ($ Thousands)		$209,725

A list of the open futures contracts held by the Fund at April 30, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
U.S. 2-Year Treasury Note	5	Jun-2024	$1,023	$1,013	$(10)

Short Contracts
U.S. 5-Year Treasury Note	(6)	Jun-2024	$(640)	$(628)	$12
U.S. 10-Year Treasury Note	(15)	Jun-2024	(1,657)	(1,612)	45
			(2,297)	(2,240)	57
			$(1,274)	$(1,227)	$47

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2024

Ultra Short Duration Bond Fund (Concluded)

Percentages are based on Net Assets of $212,332 ($ Thousands).
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On April 30, 2024, the value of these securities amounted to $94,312 ($ Thousands), representing 44.4% of the Net Assets of the Fund.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	No interest rate available.
(D)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(E)	Interest rate represents the security's effective yield at the time of purchase.
(F)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.
(G)	Tri-Party Repurchase Agreement.

See “Glossary” for abbreviations.

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2024

Short-Duration Government Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 77.7%
Agency Mortgage-Backed Obligations — 77.7%
FHLMC
6.500%, 11/01/2053	$1,737	$1,762
6.120%, H15T1Y + 2.238%, 04/01/2029(A)	1	1
6.000%, 12/01/2052 to 03/01/2053	2,461	2,456
5.500%, 02/01/2053	2,777	2,703
5.375%, H15T1Y + 2.250%, 06/01/2024(A)	–	–
4.500%, 07/01/2024 to 12/01/2039	792	758
4.000%, 01/01/2033 to 07/01/2049	4,620	4,379
3.500%, 01/01/2029 to 05/01/2035	11,950	11,429
3.000%, 12/01/2031 to 12/01/2046	8,557	7,610
2.500%, 06/01/2030 to 02/01/2032	3,365	3,122
2.000%, 05/01/2036 to 06/01/2036	2,552	2,214
1.500%, 09/01/2041	535	419
FHLMC Multifamily Structured Pass Through Certificates, Ser K514, Cl A2
4.572%, 12/25/2028	4,600	4,489
FHLMC Multifamily Structured Pass Through Certificates, Ser K516, Cl A2
5.477%, 01/25/2029	14,000	14,151
FHLMC Multifamily Structured Pass Through Certificates, Ser K517, Cl A2
5.355%, 01/25/2029(A)	6,620	6,661
FHLMC Multifamily Structured Pass-Through Certificates, Ser K052, Cl A1
2.598%, 01/25/2025	1,401	1,384
FHLMC Multifamily Structured Pass-Through Certificates, Ser K060, Cl A1
2.958%, 07/25/2026	1,095	1,062
FHLMC Multifamily Structured Pass-Through Certificates, Ser K066, Cl X1, IO
0.881%, 06/25/2027(A)	17,478	325
FHLMC Multifamily Structured Pass-Through Certificates, Ser K107, Cl X1, IO
1.707%, 01/25/2030(A)	12,221	890
FHLMC Multifamily Structured Pass-Through Certificates, Ser K125, Cl X1, IO
0.673%, 01/25/2031(A)	13,536	410
FHLMC Multifamily Structured Pass-Through Certificates, Ser K128, Cl X1, IO
0.610%, 03/25/2031(A)	10,142	277
FHLMC Multifamily Structured Pass-Through Certificates, Ser K154, Cl X1, IO
0.527%, 01/25/2033(A)	14,651	409
FHLMC Multifamily Structured Pass-Through Certificates, Ser K510, Cl A2
5.069%, 10/25/2028(A)	2,365	2,351
FHLMC Multifamily Structured Pass-Through Certificates, Ser K511, Cl A2
4.860%, 10/25/2028	3,190	3,146

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass-Through Certificates, Ser K737, Cl X1, IO
0.742%, 10/25/2026(A)	$22,944	$263
FHLMC Multifamily Structured Pass-Through Certificates, Ser K742, Cl X1, IO
0.864%, 03/25/2028(A)	7,546	143
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF60, Cl A
5.927%, SOFR30A + 0.604%, 02/25/2026(A)	2,329	2,333
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF62, Cl A
5.917%, SOFR30A + 0.594%, 04/25/2026(A)	3,606	3,609
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF72, Cl A
5.937%, SOFR30A + 0.614%, 10/25/2026(A)	2,743	2,740
FHLMC REMIC, Ser 2003-2571, Cl FY
6.195%, SOFR30A + 0.864%, 12/15/2032(A)	1,470	1,475
FHLMC REMIC, Ser 2006-3148, Cl CF
5.845%, SOFR30A + 0.514%, 02/15/2034(A)	66	65
FHLMC REMIC, Ser 2006-3153, Cl FX
5.795%, SOFR30A + 0.464%, 05/15/2036(A)	49	48
FHLMC REMIC, Ser 2006-3174, Cl FA
5.745%, SOFR30A + 0.414%, 04/15/2036(A)	985	972
FHLMC REMIC, Ser 2006-3219, Cl EF
5.845%, SOFR30A + 0.514%, 04/15/2032(A)	1,437	1,424
FHLMC REMIC, Ser 2007-3339, Cl HF
5.965%, SOFR30A + 0.634%, 07/15/2037(A)	1,458	1,444
FHLMC REMIC, Ser 2010-3628, Cl PJ
4.500%, 01/15/2040	574	553
FHLMC REMIC, Ser 2010-3781, Cl YB
3.500%, 12/15/2030	1,354	1,296
FHLMC REMIC, Ser 2011-3786, Cl ED
4.000%, 09/15/2039	3,318	3,261
FHLMC REMIC, Ser 2011-3788, Cl FA
5.975%, SOFR30A + 0.644%, 01/15/2041(A)	2,069	2,049
FHLMC REMIC, Ser 2011-3930, Cl KE
4.000%, 09/15/2041	9,046	8,532
FHLMC REMIC, Ser 2011-3930, Cl AI, IO
3.500%, 09/15/2026	75	2
FHLMC REMIC, Ser 2012-4018, Cl AI, IO
3.500%, 03/15/2027	63	1
FHLMC REMIC, Ser 2012-4083, Cl DI, IO
4.000%, 07/15/2027	59	2

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2024

Short-Duration Government Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC, Ser 2012-4114, Cl MB
3.000%, 10/15/2032	$3,000	$2,798
FHLMC REMIC, Ser 2012-4117, Cl P
1.250%, 07/15/2042	1,074	917
FHLMC REMIC, Ser 2012-4142, Cl PT
1.250%, 12/15/2027	678	640
FHLMC REMIC, Ser 2012-4146, Cl AB
1.125%, 12/15/2027	723	683
FHLMC REMIC, Ser 2013-4170, Cl QI, IO
3.000%, 05/15/2032	143	2
FHLMC REMIC, Ser 2013-4176, Cl KI, IO
4.000%, 03/15/2028	130	3
FHLMC REMIC, Ser 2013-4178, Cl BI, IO
3.000%, 03/15/2033	311	25
FHLMC REMIC, Ser 2013-4178, Cl MI, IO
2.500%, 03/15/2028	132	4
FHLMC REMIC, Ser 2013-4182, Cl IE, IO
2.500%, 03/15/2028	133	4
FHLMC REMIC, Ser 2013-4195, Cl AI, IO
3.000%, 04/15/2028	347	13
FHLMC REMIC, Ser 2013-4199, Cl QI, IO
2.500%, 05/15/2028	200	7
FHLMC REMIC, Ser 2013-4220, Cl IE, IO
4.000%, 06/15/2028	81	2
FHLMC REMIC, Ser 2013-4223, Cl AL
3.000%, 08/15/2042	866	786
FHLMC REMIC, Ser 2013-4247, Cl LA
3.000%, 03/15/2043	2,094	1,864
FHLMC REMIC, Ser 2014-4340, Cl MI, IO
4.500%, 02/15/2027	436	12
FHLMC REMIC, Ser 2014-4344, Cl KZ
3.500%, 05/15/2034	4,987	4,605
FHLMC REMIC, Ser 2014-4419, Cl CW
2.500%, 10/15/2037	1,599	1,523
FHLMC REMIC, Ser 2015-4456, Cl BA
3.000%, 05/15/2044	692	635
FHLMC REMIC, Ser 2015-4471, Cl GA
3.000%, 02/15/2044	966	886
FHLMC REMIC, Ser 2015-4484, Cl Cl, IO
4.000%, 07/15/2030	301	19
FHLMC REMIC, Ser 2015-4535, Cl PA
3.000%, 03/15/2044	1,900	1,761
FHLMC REMIC, Ser 2016-4620, Cl IO, IO
5.000%, 09/15/2033	454	68
FHLMC REMIC, Ser 2017-4650, Cl LP
3.000%, 09/15/2045	418	383
FHLMC REMIC, Ser 2017-4654, Cl AK
3.000%, 07/15/2044	2,499	2,351
FHLMC REMIC, Ser 2017-4657, Cl PU
3.000%, 09/15/2044	1,771	1,660
FHLMC REMIC, Ser 2017-4673, Cl PH
3.500%, 01/15/2045	2,254	2,150

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC, Ser 2017-4700, Cl HV
3.000%, 09/15/2040	$4,466	$4,144
FHLMC REMIC, Ser 2017-4709, Cl AB
3.000%, 08/15/2047	559	509
FHLMC REMIC, Ser 2017-4740, Cl P
3.000%, 12/15/2047	5,152	4,408
FHLMC REMIC, Ser 2018-4820, Cl JI, IO
5.000%, 02/15/2048	578	123
FHLMC REMIC, Ser 2020-4978, Cl MI, IO
4.000%, 05/25/2040	1,828	272
FHLMC REMIC, Ser 2020-4996, Cl BI, IO
2.500%, 06/25/2050	3,885	554
FHLMC REMIC, Ser 2020-5010, Cl IE, IO
4.000%, 09/25/2050	2,617	528
FHLMC REMIC, Ser 2020-5018, Cl LW
1.000%, 10/25/2040	1,292	996
FHLMC REMIC, Ser 2020-5048, Cl A
1.000%, 06/15/2044	2,674	2,402
FHLMC REMIC, Ser 2021-5079, Cl CB
1.000%, 02/25/2051	6,413	5,264
FHLMC REMIC, Ser 2021-5083, Cl AI, IO
2.500%, 03/25/2051	3,251	457
FHLMC REMIC, Ser 2021-5091, Cl IG, IO
3.500%, 04/25/2051	2,861	543
FHLMC REMIC, Ser 2021-5169, Cl IO, IO
3.000%, 09/25/2051	3,442	542
FHLMC REMIC, Ser 2021-5170, Cl DP
2.000%, 07/25/2050	2,204	1,824
FHLMC REMIC, Ser 2021-5183, Cl IC, IO
3.000%, 01/25/2052	3,645	654
FHLMC REMIC, Ser 2022-5213, Cl JH
3.000%, 09/25/2051	2,883	2,616
FHLMC REMIC, Ser 2022-5228, Cl DG
3.500%, 01/25/2046	5,777	5,313
FHLMC REMIC, Ser 2022-5264, Cl AB
4.500%, 08/25/2039	1,349	1,318
FHLMC REMIC, Ser 2023-5320, Cl CI, IO
4.000%, 10/15/2047	3,885	698
FHLMC Seasoned Credit Risk Transfer Trust, Ser 2017-3, Cl MA
3.000%, 07/25/2056	3,422	3,129
FHLMC Seasoned Credit Risk Transfer Trust, Ser 2018-1, Cl MA
3.000%, 05/25/2057	3,554	3,215
FHLMC Seasoned Credit Risk Transfer Trust, Ser 2018-3, Cl MA
3.500%, 08/25/2057(A)	1,894	1,775
FHLMC Seasoned Credit Risk Transfer Trust, Ser 2019-1, Cl MA
3.500%, 07/25/2058	3,654	3,395
FHLMC Seasoned Credit Risk Transfer Trust, Ser 2019-2, Cl MA
3.500%, 08/25/2058	6,214	5,737

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2024

Short-Duration Government Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC Seasoned Credit Risk Transfer Trust, Ser 2019-3, Cl MV
3.500%, 10/25/2058	$893	$785
FHLMC Seasoned Credit Risk Transfer Trust, Ser 2019-4, Cl MA
3.000%, 02/25/2059	4,700	4,214
FHLMC Seasoned Credit Risk Transfer Trust, Ser 2020-2, Cl MA
2.000%, 11/25/2059	614	532
FHLMC Seasoned Credit Risk Transfer Trust, Ser 2021-2, Cl TT
2.000%, 11/25/2060	7,904	6,871
FHLMC Seasoned Credit Risk Transfer Trust, Ser 2021-3, Cl TT
2.000%, 03/25/2061	1,349	1,158
FHLMC Structured Pass-Through Certificates, Ser 2002-42, Cl A5
7.500%, 02/25/2042	172	171
FHLMC, Ser 2013-303, Cl C2, IO
3.500%, 01/15/2028	433	15
FHLMC, Ser 2013-303, Cl C16, IO
3.500%, 01/15/2043	1,622	238
FHLMC, Ser 2022-386, Cl C14, IO
2.500%, 03/15/2052	3,924	538
FHLMC, Ser 2022-389, Cl C35, IO
2.000%, 06/15/2052	4,630	576
FNMA
7.000%, 06/01/2037 to 09/01/2053	2	2
6.500%, 05/01/2026 to 11/01/2053	3,074	3,119
6.259%, H15T1Y + 2.165%, 08/01/2029(A)	21	21
6.116%, RFUCCT6M + 1.958%, 09/01/2024(A)	2	2
6.000%, 09/01/2024 to 05/01/2053	1,366	1,369
5.500%, 06/01/2038 to 06/01/2053	5,966	5,805
5.170%, 02/01/2029	3,325	3,312
5.065%, 12/01/2028	2,440	2,425
5.000%, 11/01/2053	51,560	48,868
4.820%, 04/01/2029	2,595	2,558
4.500%, 04/01/2026 to 08/01/2044	5,740	5,538
4.460%, 05/01/2028	1,714	1,666
4.390%, 04/01/2029	2,862	2,767
4.190%, 04/01/2028	1,825	1,757
4.125%, 06/01/2028	1,087	1,045
4.030%, 06/01/2028	1,430	1,366
4.000%, 05/01/2026 to 08/01/2051	4,084	3,857
3.980%, 07/01/2028	2,336	2,226
3.705%, H15T1Y + 1.520%, 12/01/2029(A)	1	1
3.500%, 10/01/2027 to 02/01/2045	38,640	37,146
3.000%, 09/01/2027 to 11/01/2036	11,037	10,215
2.960%, 01/01/2027	1,124	1,062
2.500%, 01/01/2028 to 09/01/2036	20,545	19,242

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
2.000%, 05/01/2036 to 12/01/2036	$6,365	$5,521
FNMA Interest, Ser 2009-397, Cl 6
2.000%, 09/25/2039	703	594
FNMA Interest, Ser 2012-410, Cl C6, IO
4.000%, 05/25/2027	136	3
FNMA Interest, Ser 2013-418, Cl C16, IO
4.500%, 08/25/2043	1,743	328
FNMA Interest, Ser 2022-426, Cl C38, IO
2.000%, 03/25/2052	4,425	584
FNMA Interest, Ser 2023-429, Cl C3, IO
2.500%, 09/25/2052	4,294	680
FNMA Interest, Ser 2023-437, Cl C8, IO
2.500%, 06/25/2052	3,726	569
FNMA or FHLMC TBA
7.000%, 05/15/2054	7,795	7,956
FNMA REMIC, Ser 2002-53, Cl FK
5.845%, SOFR30A + 0.514%, 04/25/2032(A)	31	31
FNMA REMIC, Ser 2005-101, Cl B
5.000%, 11/25/2035	719	708
FNMA REMIC, Ser 2006-76, Cl QF
5.845%, SOFR30A + 0.514%, 08/25/2036(A)	167	165
FNMA REMIC, Ser 2006-79, Cl DF
5.795%, SOFR30A + 0.464%, 08/25/2036(A)	131	129
FNMA REMIC, Ser 2007-47, Cl DA
5.600%, 05/25/2037	168	168
FNMA REMIC, Ser 2007-64, Cl FB
5.815%, SOFR30A + 0.484%, 07/25/2037(A)	1,074	1,066
FNMA REMIC, Ser 2008-16, Cl FA
6.145%, SOFR30A + 0.814%, 03/25/2038(A)	423	421
FNMA REMIC, Ser 2009-110, Cl FD
6.195%, SOFR30A + 0.864%, 01/25/2040(A)	2,115	2,114
FNMA REMIC, Ser 2009-112, Cl FM
6.195%, SOFR30A + 0.864%, 01/25/2040(A)	1,358	1,358
FNMA REMIC, Ser 2009-77, Cl ZA
4.500%, 10/25/2039	861	832
FNMA REMIC, Ser 2009-82, Cl FD
6.295%, SOFR30A + 0.964%, 10/25/2039(A)	1,712	1,719
FNMA REMIC, Ser 2009-82, Cl FC
6.365%, SOFR30A + 1.034%, 10/25/2039(A)	1,701	1,712
FNMA REMIC, Ser 2010-4, Cl PL
4.500%, 02/25/2040	430	418
FNMA REMIC, Ser 2010-56, Cl AF
5.668%, SOFR30A + 0.664%, 06/25/2040(A)	1,403	1,370

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2024

Short-Duration Government Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC, Ser 2011-17, Cl ZM
3.500%, 03/25/2031	$3,808	$3,635
FNMA REMIC, Ser 2012-103, Cl HB
1.500%, 09/25/2027	817	774
FNMA REMIC, Ser 2012-111, Cl NI, IO
3.500%, 10/25/2027	272	10
FNMA REMIC, Ser 2012-124, Cl BC
3.000%, 03/25/2042	1,996	1,878
FNMA REMIC, Ser 2012-140, Cl PA
2.000%, 12/25/2042	2,449	1,992
FNMA REMIC, Ser 2012-27, Cl PI, IO
4.500%, 02/25/2042	1,072	80
FNMA REMIC, Ser 2012-43, Cl AI, IO
3.500%, 04/25/2027	1,062	31
FNMA REMIC, Ser 2012-47, Cl QI, IO
5.538%, 05/25/2042(A)	25	2
FNMA REMIC, Ser 2012-53, Cl BI, IO
3.500%, 05/25/2027	154	5
FNMA REMIC, Ser 2012-70, Cl IW, IO
3.000%, 02/25/2027	79	1
FNMA REMIC, Ser 2012-93, Cl IL, IO
3.000%, 09/25/2027	153	5
FNMA REMIC, Ser 2012-97, Cl JI, IO
3.000%, 07/25/2027	277	6
FNMA REMIC, Ser 2012-98, Cl BI, IO
6.000%, 01/25/2042	751	59
FNMA REMIC, Ser 2013-10, Cl YA
1.250%, 02/25/2028	1,094	1,030
FNMA REMIC, Ser 2013-12, Cl P
1.750%, 11/25/2041	286	271
FNMA REMIC, Ser 2013-121, Cl FA
5.845%, SOFR30A + 0.514%, 12/25/2043(A)	9,766	9,632
FNMA REMIC, Ser 2013-130, Cl FQ
5.645%, SOFR30A + 0.314%, 06/25/2041(A)	1,623	1,603
FNMA REMIC, Ser 2013-4, Cl JB
1.250%, 02/25/2028	726	683
FNMA REMIC, Ser 2013-4, Cl CB
1.250%, 02/25/2028	1,281	1,205
FNMA REMIC, Ser 2013-9, Cl PT
1.250%, 02/25/2028	617	580
FNMA REMIC, Ser 2013-98, Cl ZA
4.500%, 09/25/2043	5,799	5,437
FNMA REMIC, Ser 2014-50, Cl SC, IO
0.038%, 08/25/2044(A)	735	33
FNMA REMIC, Ser 2015-21, Cl WI, IO
0.260%, 04/25/2055(A)	580	21
FNMA REMIC, Ser 2015-41, Cl AG
3.000%, 09/25/2034	501	479
FNMA REMIC, Ser 2015-42, Cl AI, IO
0.211%, 06/25/2055(A)	609	24

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC, Ser 2015-5, Cl CP
3.000%, 06/25/2043	$754	$706
FNMA REMIC, Ser 2015-68, Cl HI, IO
3.500%, 09/25/2035	350	32
FNMA REMIC, Ser 2015-68, Cl JI, IO
3.500%, 08/25/2030	115	5
FNMA REMIC, Ser 2015-75, Cl DB
3.000%, 08/25/2035	1,302	1,213
FNMA REMIC, Ser 2016-3, Cl IN, IO
6.000%, 02/25/2046	2,071	335
FNMA REMIC, Ser 2016-3, Cl JI, IO
3.500%, 02/25/2031	112	2
FNMA REMIC, Ser 2016-42, Cl DA
3.000%, 07/25/2045	382	347
FNMA REMIC, Ser 2016-71, Cl IN, IO
3.500%, 10/25/2046	416	75
FNMA REMIC, Ser 2016-95, Cl BC
2.500%, 07/25/2040	1,670	1,519
FNMA REMIC, Ser 2017-15, Cl BC
3.250%, 11/25/2043	1,328	1,253
FNMA REMIC, Ser 2017-68, Cl IB, IO
4.500%, 09/25/2047	1,713	315
FNMA REMIC, Ser 2017-69, Cl GA
3.000%, 05/25/2045	1,556	1,452
FNMA REMIC, Ser 2018-12, Cl PK
3.000%, 03/25/2046	8,234	7,755
FNMA REMIC, Ser 2018-13, Cl MP
3.500%, 12/25/2057	2,144	1,946
FNMA REMIC, Ser 2018-55, Cl PA
3.500%, 01/25/2047	10,971	10,555
FNMA REMIC, Ser 2018-89, Cl CA
4.000%, 06/25/2053	2,172	2,118
FNMA REMIC, Ser 2019-38, Cl PC
3.000%, 02/25/2048	725	651
FNMA REMIC, Ser 2020-26, Cl IA, IO
3.500%, 11/25/2039	2,700	231
FNMA REMIC, Ser 2020-26, Cl AI, IO
3.000%, 04/25/2033	1,770	109
FNMA REMIC, Ser 2020-35, Cl AI, IO
3.000%, 06/25/2050	3,713	576
FNMA REMIC, Ser 2020-37, Cl IM, IO
4.000%, 06/25/2050	3,075	611
FNMA REMIC, Ser 2020-4, Cl AP
2.500%, 02/25/2050	1,496	1,233
FNMA REMIC, Ser 2020-65, Cl BI, IO
4.000%, 09/25/2050	2,662	514
FNMA REMIC, Ser 2020-74, Cl HI, IO
5.500%, 10/25/2050	2,683	513
FNMA REMIC, Ser 2020-77, Cl HI, IO
4.000%, 11/25/2050	3,287	672
FNMA REMIC, Ser 2020-85, Cl PI, IO
3.000%, 12/25/2050	3,785	590

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2024

Short-Duration Government Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC, Ser 2021-26, Cl YI, IO
3.500%, 05/25/2050	$3,732	$667
FNMA REMIC, Ser 2021-3, Cl NI, IO
2.500%, 02/25/2051	4,434	664
FNMA REMIC, Ser 2021-3, Cl TI, IO
2.500%, 02/25/2051	3,901	634
FNMA REMIC, Ser 2021-95, Cl GI, IO
3.000%, 01/25/2052	3,901	597
FNMA REMIC, Ser 2022-22, Cl QH
4.500%, 05/25/2052	5,661	5,360
FNMA REMIC, Ser 2022-77, Cl CA
5.000%, 04/25/2039	3,022	2,974
FNMA REMIC, Ser 2023-45, Cl S, IO
0.706%, 01/25/2048(A)	4,272	371
FNMA REMIC, Ser 2023-57, Cl SC, IO
0.556%, 10/25/2049(A)	4,096	314
FNMA, Ser 2014-M8, Cl A2
3.056%, 06/25/2024(A)	14,815	14,759
FNMA, Ser 2017-M13, Cl FA
5.833%, SOFR30A + 0.514%, 10/25/2024(A)	171	170
FNMA, Ser 2018- M12, Cl FA
5.833%, SOFR30A + 0.514%, 08/25/2025(A)	105	104
FNMA, Ser 2019-M21, Cl X1, IO
1.579%, 05/25/2029(A)	9,907	427
GNMA
6.500%, 12/15/2037 to 02/20/2039	88	91
6.000%, 02/15/2029 to 06/15/2041	394	405
5.500%, 10/15/2034 to 02/15/2041	857	862
5.000%, 09/15/2039 to 04/15/2041	327	322
4.500%, 09/20/2049	1,226	1,152
4.000%, 07/15/2041 to 08/15/2041	49	46
3.500%, 06/20/2046	1,633	1,462
GNMA, Ser 2003-86, Cl ZD
5.500%, 10/20/2033	1,659	1,654
GNMA, Ser 2010-26, Cl JI, IO
5.000%, 02/16/2040	1,166	236
GNMA, Ser 2010-57, Cl TI, IO
5.000%, 05/20/2040	560	113
GNMA, Ser 2010-68, Cl WA
3.000%, 12/16/2039	703	674
GNMA, Ser 2012-126, Cl IO, IO
3.500%, 10/20/2042	1,650	244
GNMA, Ser 2012-143, Cl XK
2.000%, 12/16/2027	2,407	2,298
GNMA, Ser 2012-26, Cl GJ
2.500%, 02/20/2027	2,366	2,280
GNMA, Ser 2012-30, Cl AB
2.250%, 03/20/2027	1,126	1,085
GNMA, Ser 2012-34, Cl KA
2.250%, 03/20/2027	1,119	1,076

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2012-36, Cl AB
3.000%, 10/20/2040	$211	$204
GNMA, Ser 2012-38, Cl GE
2.250%, 03/20/2027	1,473	1,414
GNMA, Ser 2012-51, Cl GI, IO
3.500%, 07/20/2040	123	2
GNMA, Ser 2012-84, Cl TE
1.500%, 03/20/2042	1,206	1,088
GNMA, Ser 2013-129, Cl AF
5.830%, TSFR1M + 0.514%, 10/20/2039(A)	2,780	2,758
GNMA, Ser 2013-136, Cl AB
2.000%, 08/20/2027	898	864
GNMA, Ser 2013-164, Cl CE
2.000%, 11/16/2028	5,081	4,832
GNMA, Ser 2013-166, Cl DA
3.500%, 06/20/2040	259	249
GNMA, Ser 2013-26, Cl IK, IO
3.000%, 02/16/2043	307	42
GNMA, Ser 2013-51, Cl IB, IO
3.500%, 03/20/2027	173	5
GNMA, Ser 2014-129, Cl BA
2.000%, 09/20/2029	2,690	2,529
GNMA, Ser 2014-139, Cl KA
2.000%, 09/20/2029	2,809	2,648
GNMA, Ser 2014-144, Cl DG
2.000%, 09/16/2029	5,058	4,804
GNMA, Ser 2014-146, Cl GH
2.000%, 09/20/2029	3,959	3,702
GNMA, Ser 2014-149, Cl EA
2.000%, 10/20/2029	1,667	1,591
GNMA, Ser 2014-158, Cl A
2.000%, 10/20/2029	2,385	2,235
GNMA, Ser 2014-4, Cl BI, IO
4.000%, 01/20/2044	131	23
GNMA, Ser 2014-55, Cl LB
2.500%, 10/20/2040	140	131
GNMA, Ser 2014-56, Cl BP
2.500%, 12/16/2039	806	728
GNMA, Ser 2015-119, Cl ND
2.500%, 12/20/2044	1,469	1,337
GNMA, Ser 2015-126, Cl HI, IO
4.000%, 12/16/2026	29	–
GNMA, Ser 2015-126, Cl GI, IO
3.500%, 02/16/2027	50	1
GNMA, Ser 2015-132, Cl EI, IO
6.000%, 09/20/2045	852	174
GNMA, Ser 2015-165, Cl I, IO
3.500%, 07/20/2043	611	92
GNMA, Ser 2015-185, Cl GI, IO
3.500%, 02/20/2041	125	2

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2024

Short-Duration Government Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2015-40, Cl PA
2.000%, 04/20/2044	$657	$626
GNMA, Ser 2016-126, Cl KI, IO
3.000%, 09/20/2028	174	5
GNMA, Ser 2016-167, Cl AI, IO
5.500%, 03/20/2039	822	124
GNMA, Ser 2016-23, Cl CI, IO
3.500%, 04/20/2042	526	19
GNMA, Ser 2016-42, Cl EI, IO
6.000%, 02/20/2046	799	130
GNMA, Ser 2016-49, Cl PI, IO
4.500%, 11/16/2045	1,145	204
GNMA, Ser 2016-99, Cl LI, IO
4.000%, 05/20/2029	491	9
GNMA, Ser 2017-107, Cl JI, IO
4.000%, 03/20/2047	915	149
GNMA, Ser 2017-134, Cl BI, IO
5.000%, 09/16/2047	196	35
GNMA, Ser 2017-2, Cl AI, IO
5.000%, 01/16/2047	246	54
GNMA, Ser 2017-26, Cl IA, IO
5.500%, 02/16/2047	803	124
GNMA, Ser 2017-26, Cl IB, IO
5.500%, 02/20/2047	520	88
GNMA, Ser 2017-26, Cl KI, IO
6.000%, 09/20/2040	979	170
GNMA, Ser 2017-95, Cl PG
2.500%, 12/20/2045	455	415
GNMA, Ser 2018-127, Cl PB
3.000%, 09/20/2047	1,407	1,271
GNMA, Ser 2018-6, Cl CM
2.500%, 10/20/2046	4,658	4,068
GNMA, Ser 2018-72, Cl ID, IO
4.500%, 08/20/2045	2,378	436
GNMA, Ser 2019-132, Cl NA
3.500%, 09/20/2049	2,653	2,404
GNMA, Ser 2019-43, Cl IA, IO
4.500%, 05/20/2048	1,440	229
GNMA, Ser 2019-5, Cl JI, IO
5.000%, 07/16/2044	2,203	338
GNMA, Ser 2020-17, Cl EI, IO
5.000%, 02/20/2050	1,791	368
GNMA, Ser 2020-47, Cl AC
1.500%, 04/16/2050	3,769	2,981
GNMA, Ser 2021-215, Cl KA
2.500%, 10/20/2049	3,131	2,648
GNMA, Ser 2022-124, Cl HA
4.000%, 12/20/2048	1,221	1,158
GNMA, Ser 2022-125, Cl BA
4.000%, 09/20/2044	–	–
GNMA, Ser 2022-177, Cl LA
3.500%, 01/20/2052	–	–

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2022-34, Cl QJ
3.000%, 02/20/2052	$2,724	$2,417
GNMA, Ser 2022-75, Cl DA
4.000%, 09/20/2047	4,523	4,285
GNMA, Ser 2022-76, Cl GA
4.000%, 03/20/2052	5,257	4,940
GNMA, Ser 2022-87, Cl CA
2.500%, 09/20/2036	11,525	10,361
UMBS TBA
2.500% - 6.500%, 05/15/2054 - 6/15/2054	(40,581)	(41,145)

		511,961
Total Mortgage-Backed Securities
(Cost $531,686) ($ Thousands)		511,961

U.S. TREASURY OBLIGATIONS — 15.3%
U.S. Treasury Inflation Indexed Notes
1.375%, 07/15/2033	3,449	3,202
U.S. Treasury Notes
4.375%, 12/15/2026	53,650	52,927
4.000%, 02/15/2026 (B)	45,200	44,361

Total U.S. Treasury Obligations
(Cost $102,095) ($ Thousands)		100,490

REPURCHASE AGREEMENTS(C) — 1.8%
BNP Paribas
5.310%, dated 04/30/2024 to be repurchased on 05/01/2024, repurchase price $5,900,870 (collateralized by U.S. Government obligations, ranging in par value $1,000 - $2,769,900, 2.625% - 7.625%, 02/15/2025 – 07/15/2065; with a total market value $6,018,041)	5,900	5,900
Deutsche Bank
5.310%, dated 04/30/2024 to be repurchased on 05/01/2024, repurchase price $5,900,870 (collateralized by a U.S. Government obligation, par value $6,644,703, 6.000%, 10/01/2053; with total market value $6,018,000)	5,900	5,900

Total Repurchase Agreements
(Cost $11,800) ($ Thousands)		11,800

Total Investments in Securities — 94.8%
(Cost $645,581) ($ Thousands)		$624,251

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2024

Short-Duration Government Fund (Concluded)

A list of the open futures contracts held by the Fund at April 30, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
U.S. 2-Year Treasury Note	1,198	Jun-2024	$245,098	$242,782	$(2,316)

Short Contracts
U.S. 5-Year Treasury Note	(494)	Jun-2024	$(52,706)	$(51,742)	$964
U.S. 10-Year Treasury Note	(1,048)	Jun-2024	(115,326)	(112,595)	2,731
Ultra 10-Year U.S. Treasury Note	(348)	Jun-2024	(39,584)	(38,356)	1,228
			(207,616)	(202,693)	4,923
			$37,482	$40,089	$2,607

Percentages are based on Net Assets of $658,714 ($ Thousands).
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.
(C)	Tri-Party Repurchase Agreement.

See “Glossary” for abbreviations.

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2024

GNMA Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 99.0%
Agency Mortgage-Backed Obligations — 98.1%
FHLMC Multifamily Structured Pass-Through Certificates, Ser K066, Cl X1, IO
0.881%, 06/25/2027(A)	$1,591	$30
FHLMC Multifamily Structured Pass-Through Certificates, Ser K110, Cl X1, IO
1.812%, 04/25/2030(A)	595	45
FHLMC Multifamily Structured Pass-Through Certificates, Ser K116, Cl X1, IO
1.526%, 07/25/2030(A)	694	46
FHLMC Multifamily Structured Pass-Through Certificates, Ser K118, Cl X1, IO
1.049%, 09/25/2030(A)	1	–
FHLMC Multifamily Structured Pass-Through Certificates, Ser K123, Cl X1, IO
0.862%, 12/25/2030(A)	1,019	40
FHLMC Multifamily Structured Pass-Through Certificates, Ser K125, Cl X1, IO
0.673%, 01/25/2031(A)	1	–
FHLMC Multifamily Structured Pass-Through Certificates, Ser K128, Cl X1, IO
0.610%, 03/25/2031(A)	–	–
FHLMC Multifamily Structured Pass-Through Certificates, Ser K1520, Cl X1, IO
0.578%, 02/25/2036(A)	601	22
FHLMC Multifamily Structured Pass-Through Certificates, Ser K737, Cl X1, IO
0.742%, 10/25/2026(A)	2,091	24
FHLMC REMIC, Ser 2011-3930, Cl AI, IO
3.500%, 09/15/2026	50	1
FHLMC REMIC, Ser 2012-4018, Cl AI, IO
3.500%, 03/15/2027	42	1
FHLMC REMIC, Ser 2013-4166, Cl PI, IO
3.500%, 03/15/2041	77	2
FHLMC REMIC, Ser 2013-4176, Cl KI, IO
4.000%, 03/15/2028	86	2
FHLMC REMIC, Ser 2013-4178, Cl MI, IO
2.500%, 03/15/2028	91	3
FHLMC REMIC, Ser 2013-4182, Cl IE, IO
2.500%, 03/15/2028	92	3
FHLMC REMIC, Ser 2013-4199, Cl QI, IO
2.500%, 05/15/2028	130	4
FHLMC REMIC, Ser 2015-4484, Cl Cl, IO
4.000%, 07/15/2030	189	12
FHLMC REMIC, Ser 2016-4624, Cl BI, IO
5.500%, 04/15/2036	98	18
FHLMC REMIC, Ser 2017-4731, Cl LB
3.000%, 11/15/2047	167	121
FHLMC, Ser 2014-324, Cl C18, IO
4.000%, 12/15/2033	206	20
FNMA
8.000%, 03/01/2027 to 09/01/2028	5	5
7.000%, 08/01/2032 to 09/01/2032	4	3

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
6.500%, 09/01/2032	$14	$14
FNMA Interest, Ser 2012-410, Cl C6, IO
4.000%, 05/25/2027	17	–
FNMA REMIC, Ser 2010-126, Cl NI, IO
5.500%, 11/25/2040	122	15
FNMA REMIC, Ser 2012-53, Cl BI, IO
3.500%, 05/25/2027	19	1
FNMA REMIC, Ser 2012-93, Cl IL, IO
3.000%, 09/25/2027	104	3
FNMA REMIC, Ser 2012-98, Cl BI, IO
6.000%, 01/25/2042	73	6
FNMA REMIC, Ser 2014-68, Cl ID, IO
3.500%, 03/25/2034	228	10
FNMA REMIC, Ser 2015-21, Cl WI, IO
0.260%, 04/25/2055(A)	72	3
FNMA REMIC, Ser 2016-3, Cl JI, IO
3.500%, 02/25/2031	14	–
FNMA REMIC, Ser 2016-71, Cl IN, IO
3.500%, 10/25/2046	52	9
FNMA REMIC, Ser 2017-110, Cl PB
3.000%, 02/25/2057	79	57
FNMA REMIC, Ser 2018-13, Cl MP
3.500%, 12/25/2057	218	198
FNMA REMIC, Ser 2018-25, Cl AL
3.500%, 04/25/2048	49	41
FNMA, Ser 2019-M21, Cl X1, IO
1.579%, 05/25/2029(A)	916	39
FNMA, Ser 2020-M2, Cl X, IO
0.389%, 01/25/2030(A)	790	8
GNMA
8.000%, 07/15/2026 to 03/15/2032	34	34
7.750%, 10/15/2026	2	2
7.500%, 02/15/2027 to 10/15/2035	29	30
7.250%, 01/15/2028	–	–
6.500%, 02/15/2027 to 10/15/2038	119	124
6.000%, 12/15/2027 to 11/15/2034	87	88
5.500%, 01/15/2033 to 02/15/2041	500	502
5.000%, 06/15/2033 to 07/15/2052	967	948
4.500%, 08/15/2033 to 08/20/2049	1,556	1,481
4.000%, 03/20/2040 to 09/20/2048	1,661	1,537
3.875%, 05/15/2042 to 08/15/2042	637	587
3.500%, 03/20/2041 to 02/20/2049	2,172	1,932
3.000%, 04/20/2045 to 12/20/2050	1,713	1,475
2.500%, 09/20/2045 to 11/20/2051	3,103	2,553
2.000%, 08/20/2050 to 02/20/2051	2,831	2,232
GNMA TBA
5.000% - 6.500%, 5/15/2045 - 5/15/2054	130	128
2.000% - 5.500%, 05/15/2046 - 5/13/2173	157	156
GNMA, Ser 2010-57, Cl TI, IO
5.000%, 05/20/2040	251	51

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2024

GNMA Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2012-113, Cl BZ
3.000%, 09/16/2042	$218	$169
GNMA, Ser 2012-126, Cl IO, IO
3.500%, 10/20/2042	202	30
GNMA, Ser 2012-51, Cl GI, IO
3.500%, 07/20/2040	82	1
GNMA, Ser 2012-69, Cl AI, IO
4.500%, 05/16/2027	8	–
GNMA, Ser 2013-149, Cl LZ
2.500%, 10/20/2043	51	41
GNMA, Ser 2013-169, Cl ZK
2.500%, 11/20/2043	57	45
GNMA, Ser 2013-26, Cl IK, IO
3.000%, 02/16/2043	201	28
GNMA, Ser 2013-99, Cl AX
3.000%, 07/20/2043(B)	55	49
GNMA, Ser 2014-122, Cl IP, IO
3.500%, 08/16/2029	150	6
GNMA, Ser 2014-144, Cl BI, IO
3.000%, 09/16/2029	50	2
GNMA, Ser 2014-21, Cl DI, IO
4.000%, 04/16/2026	94	–
GNMA, Ser 2015-161, Cl GZ
3.000%, 11/20/2045	290	244
GNMA, Ser 2015-18, Cl IC, IO
3.500%, 02/16/2030	113	4
GNMA, Ser 2015-185, Cl GI, IO
3.500%, 02/20/2041	82	1
GNMA, Ser 2015-24, Cl CI, IO
3.500%, 02/20/2045	127	21
GNMA, Ser 2015-62, Cl CI, IO
4.500%, 05/20/2045	134	26
GNMA, Ser 2015-84, Cl IO, IO
3.500%, 05/16/2042	213	33
GNMA, Ser 2016-126, Cl KI, IO
3.000%, 09/20/2028	116	4
GNMA, Ser 2016-136, Cl PJ
3.500%, 01/20/2046	361	291
GNMA, Ser 2016-161, Cl GI, IO
5.000%, 11/16/2046	105	15
GNMA, Ser 2016-167, Cl AI, IO
5.500%, 03/20/2039	213	32
GNMA, Ser 2016-23, Cl CI, IO
3.500%, 04/20/2042	344	13
GNMA, Ser 2016-42, Cl EI, IO
6.000%, 02/20/2046	213	35
GNMA, Ser 2016-49, Cl PZ
3.000%, 11/16/2045	247	166
GNMA, Ser 2016-99, Cl LI, IO
4.000%, 05/20/2029	202	4
GNMA, Ser 2017-107, Cl JI, IO
4.000%, 03/20/2047	310	50

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2017-130, Cl IO, IO
4.500%, 02/20/2040	$138	$23
GNMA, Ser 2017-134, Cl BI, IO
5.000%, 09/16/2047	88	16
GNMA, Ser 2017-134, Cl CG
2.500%, 09/20/2047	80	64
GNMA, Ser 2017-163, Cl YA
2.500%, 11/20/2047	225	175
GNMA, Ser 2017-182, Cl LZ
3.000%, 12/20/2047	151	85
GNMA, Ser 2017-2, Cl AI, IO
5.000%, 01/16/2047	159	35
GNMA, Ser 2018-1, Cl HB
2.500%, 01/20/2048	228	178
GNMA, Ser 2018-37, Cl BY
3.500%, 03/20/2048	200	169
GNMA, Ser 2019-43, Cl IA, IO
4.500%, 05/20/2048	123	20
GNMA, Ser 2020-115, Cl YA
1.000%, 08/20/2050	53	39
GNMA, Ser 2020-74, Cl IC, IO
3.000%, 05/20/2035	399	22

		16,802
Non-Agency Mortgage-Backed Obligations — 0.9%
FHLMC Seasoned Credit Risk Transfer Trust, Ser 2019-3, Cl MT
3.500%, 10/25/2058	179	154

Total Mortgage-Backed Securities
(Cost $19,220) ($ Thousands)		16,956

REPURCHASE AGREEMENT(C) — 1.8%
BNP Paribas
5.310%, dated 04/30/2024 to be repurchased on 05/01/2024, repurchase price $300,044 (collateralized by U.S. Government obligations, ranging in par value $1,000 - $896,291, 1.220% - 7.000%, 06/01/2029 – 04/15/2058; with total market value $306,000)	300	300
Total Repurchase Agreement
(Cost $300) ($ Thousands)		300

Total Investments in Securities — 100.8%
(Cost $19,520) ($ Thousands)		$17,256

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited) April 30, 2024 GNMA Fund (Concluded) A list of the open futures contracts held by the Fund at April 30, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
U.S. 2-Year Treasury Note	3	Jun-2024	$614	$608	$(6)
U.S. 5-Year Treasury Note	7	Jun-2024	747	733	(14)
U.S. 10-Year Treasury Note	1	Jun-2024	108	108	–
U.S. Ultra Long Treasury Bond	2	Jun-2024	256	240	(16)
Ultra 10-Year U.S. Treasury Note	1	Jun-2024	114	110	(4)
			1,839	1,799	(40)
Short Contracts
U.S. Long Treasury Bond	(8)	Jun-2024	$(953)	$(911)	$42
			$886	$888	$2

Percentages are based on Net Assets of $17,117 ($ Thousands).
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(C)	Tri-Party Repurchase Agreement.

See “Glossary” for abbreviations.

SEI Daily Income Trust

Glossary (abbreviations which may be used in the preceding Schedules of Investments):

Portfolio Abbreviations
ARM — Adjustable Rate Mortgage
Cl — Class
CLO — Collateralized Loan Obligation
DAC — Designated Activity Company
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
GO — General Obligation
IO — Interest Only — face amount represents notional amount
MTN — Medium Term Note
RB — Revenue Bond
REMIC — Real Estate Mortgage Investment Conduit
Ser — Series
SOFR — Secured Overnight Financing Rate
SOFR30A — Secured Overnight Financing Rate 30-day Average
SOFRINDX — Secured Overnight Financing Rate Index
TBA — To Be Announced

SEI Daily Income Trust